MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.11

Loan Number	Seller Loan Number	Investor Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
80443	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing a complete Section 8, Ethnicity was not answered.	Document Uploaded. Please see attached updated 1003. Please note that the borrower is a XXX and the 1003 has been corrected.	08/27/2024	The Final 1003 is Present 08/28/2024 - Final URLA showing correct residency received, condition cleared.	10/17/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80443	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Missing Underwriting Conditional Approval.	Document Uploaded. UW Approval Sheet	08/21/2024	08/22/2024 - Lender approval received and reviewed. Lender terms on approval match UW, condition cleared.; Approval/Underwriting Summary is fully present	08/28/2024		D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80443	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCRE6019	Credit	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing Missing citizenship documentation, must meet guideline requirements for Verification of Residency Status. Final 1003 reflects a handwritten correction indicating borrower is a XXX; however, on a state issued Driver License was provided.	Document Uploaded. The borrower is not a XXX and is a XXX. Please see updated 1003 and borrower XXX.	08/27/2024	Borrower 1 Citizenship Documentation Provided or Not Required. H1B XXX provided, condition cleared.	08/28/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80443	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/15/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80443	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/15/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80444	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80444	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80444	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded			Compliant	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80453	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof that the borrower received a copy of their appraisal 3 days prior to closing.	Document Uploaded. proof of appraisal delivery	08/30/2024	Proof of appraisal delivery provided; Exception resolved; Proof of appraisal delivery provided; Exception resolved; Proof of appraisal delivery provided; Exception resolved	09/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80453	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80453	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80454	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCRE1184	Credit	AUS Not Provided	Missing AUS The 1008 in file states the loan was underwritten to AUS - LPA Accept. A copy of the LPA is missing from the loan file. Please provide a copy of the LPA AUS key # XXX document.	Document Uploaded. 1008 was incorrect as AUS is not required on our Non-QM programs. Please see attached updated 1008.	08/21/2024	08/22/2024 - Condition cleared, no AUS required. File has a valid 1008. ; AUS is not missing	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80454	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the appraisal was delivered to borrower at least 3 days prior to consummation.	Document Uploaded. Please see attached proof of delivery for the appraisal report	08/29/2024	Proof of appraisal delivery provided; Exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; Proof of appraisal delivery provided; Exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; Proof of appraisal delivery provided; Exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	09/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80454	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/16/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80455	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCRE5123	Credit	Missing Business Entity Formation Document	Documentation in file reflects the property being vested in XXX; however, there is no entity documentation in file. Guideline section Vesting and Ownership for Business Entity states the following Entity documentation must be provided prior to closing: Entity Articles of Organization, Partnership, and Operating Agreements (if applicable), Corporate documents that contain a list of owners along with titles, Tax Identification Number (EIN), Certificate of Good Standing or Equivalent, Foreign XXX Certificate of Good Standing or equivalent if entity not formed in subject property state, Certificate of Authorization for the person executing all documents on behalf of the Entity, Borrowing Certificate (XXX Borrowing Certificate-Single Member or XXX Borrowing Certificate-Multiple Member)	Document Uploaded. Please see XXX documents	08/29/2024	08/30/2024 - All XXX Docs received, BR is sole member and XXX is active as of 07/22/2024. Condition cleared.	11/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	B	A	B	A	B	A	A	A	A	A	A	A	A	A	B	B	A	A	A	A	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80455	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	B	A	A	A	B	A	A	A	A	A	A	A	A	A	B	B	A	A	A	A	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80455	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	B	A	A	A	B	A	A	A	A	A	A	A	A	A	B	B	A	A	A	A	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80456	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Document Uploaded. Please see attached econsent	08/29/2024	E consent provided; Exception resolved; E consent provided; Exception resolved; E consent provided; Exception resolved	09/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80456	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO1296	Property	Was lowest appraised value used to qualify is No	Two appraisals in file, however the lowest appraised value was not used to qualify.	The two appraisal report is an original version and an update. There are not two different appraised values, they both show the same value of $XXX. Please advise why this condition exisits.	08/29/2024	2nd Level review, located supporting document sufficient to clear
; 2nd Level review, located supporting document sufficient to clear
; 2nd Level review, located supporting document sufficient to clear
																			09/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80456	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80456	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	B	A	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80457	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational ; Informational ; Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80457	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80457	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational ; Informational ; Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80458	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80458	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80458	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80459	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Loan with established escrows and appraisal requirements have been met. HPML Downgraded.			Compliant; Informational	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80459	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational ; Informational	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80459	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational ; Informational	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80461	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing a corrected Section 3a of Final 1003. The XXX Mortgage is missing from the Creditor Name section.	Document Uploaded. Please see updated 1003	08/29/2024	The Final 1003 is Present . 08/30/2024 - Audit verified all data on URLA is present.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80461	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80461	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80462	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80462	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80462	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80463	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. Documentation required - file missing econsent form	Document Uploaded. Please see attached econsent form	08/28/2024	E Consent provided, Exception resolved; E Consent provided, Exception resolved; E Consent provided, Exception resolved; E Consent provided, Exception resolved; E Consent provided, Exception resolved	09/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.X years on job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80463	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Cured	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Lender excluded Title - Sub Escrow fee of $XXX and Title - Admin/Processing fee from the finance charges	Please see attached revised CD, LOE, copy of refund check, and proof of delivery	08/29/2024	Cure package provided; Exception downgraded to a 2/B; Cure package provided; Exception downgraded to a 2/B	08/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.X years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80463	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Cured	finding-3719	Compliance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Lender excluded Title - Sub Escrow fee of $XXX and Title - Admin/Processing fee from the finance charges	Document Uploaded. Please see attached revised CD, LOE, copy of refund check, and proof of delivery	08/29/2024	Cure package provided; Exception downgraded to a 2/B; Cure package provided; Exception downgraded to a 2/B	08/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.X years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80463	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.X years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80463	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/15/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.X years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80464	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80464	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80464	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX 260 higher-priced mortgage loan test. (XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with escrow established and appraisal requirement met			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80464	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80465	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Cured	finding-806	Compliance	XXX 489/344 Covered Loan Points and Fees Threshold Test	This loan failed the points and fees threshold test.
 (XXX 344 §1 [CA FC §4970(b)(1)(B)])
The total points and fees, as defined in the legislation, exceed 6% of the total loan amount, as defined in HOEPA (Section 32). The total points and fees, as defined in the legislation, exceed 6% of the total loan amount, as defined in HOEPA (Section 32). Violation amount to cure is $2,940.81.	Document Uploaded. Please see attached revised CD, shipping label, LOE, and copy of refund check.	09/03/2024	cure package provided; Exception downgraded to a 2/B	09/04/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80465	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	08/27/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80465	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80467	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy File contains hazard insurance policies for the borrowers' rental properties but it was missing for the subject home.	Document Uploaded. Please see attached insurnace policy	09/09/2024	Hazard Insurance Policy is fully present	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80467	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Lender used Principal Securities accounts to qualify borrower's income under the Alt-Doc Asset Utilization program. None of these accounts can be used for cash to close or reserves due to the lender not backing out any funds prior to completing their income calculations. Total funds outside of the Principal Securities accounts are XXX $XXX and XXX $XXX, for total assets of $XXX. The loan needs $XXX cash to close and $XXX in reserves.	Document Uploaded. Please see attached updated 1003 and 1008. Per UW: Please find 1008 and 1003 with adjustments. Income from assets was calculated by not using all XXX accounts. The extra account for $XXX plus the XXX XXX accounts $XXX and $XXX covers the funds to close and reserves required. We are not required to show the funds being transferred from one account to the other for closing. Just need to verify that the borrower had sufficient funds verified.	09/11/2024	Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX. 09/12/2024 - Audit updated income and assets per 1003/1008 received. Condition cleared.	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80467	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Lender did not back out $XXX closing funds from the XXX XXX accounts prior to completing the assets income calculation worksheet. There is a wire in the file from XXX #XXX showing closing funds received, however this account only had $XXX as of XX/XX/XXXX.	Document Uploaded. Please see attached updated 1008 and 1003. Per UW: Please find 1008 and 1003 with adjustments. Income from assets was calculated by not using all XXX accounts. The extra account for $XXX plus the XXX XXX accounts $XXX and $XXX covers the funds to close and reserves required. We are not required to show the funds being transferred from one account to the other for closing. Just need to verify that the borrower had sufficient funds verified.	09/11/2024	Asset Qualification Meets Guideline Requirements 09/12/2024 - Audit updated income and assets per 1003/1008 received. Condition cleared.; 09/12/2024 - Audit updated income and assets per 1003/1008 received. Condition cleared. ; Asset Qualification Does Not Meet Guideline Requirements Lender did not back out $XXX closing funds from the Principal Securities accounts prior to completing the assets income calculation worksheet. There is a wire in the file from XXX #XXX showing closing funds received, however this account only had $XXX as of XX/XX/XXXX.	09/12/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80467	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	informational ; ; Compliant	09/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80467	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	informational	09/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Underwriter Summary 1008 and lender approval is not in the file. Lender to provide final 1008/loan approval showing correct income and DTI. Audit DTI is XXX% vs AUS DTI of XXX%. There is an AUS in file, however the loan is a P&L approved loan and an AUS is not allowed on a P&L loans.	Document Uploaded. Please see attached 1008 and UW Approval Sheet. Please note that AUS are not required for our Non-QM loans and the 1008 is showing "Manual Underwriting".	08/21/2024	08/22/2024 - Lender approval and 1008 received and reviewed, condition cleared.; Approval/Underwriting Summary is fully present; Missing Approval/Underwriting Summary.	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Per lender Matrix Non QM Prime Alt Doc, the maximum loan amount for P&L income is $XXXm.	Document Uploaded. This loan was the P&L program with XXX months bank statements. The LTV was 60.60%. The loan limit of $XXX only applies if our LTV is 85% or higher.

Since our LTV was so low and our FICO score was XXX, we then refer to the matrix which allows up to $XXX loan size.

Please see attached Matrix.
; Per UW: This loan was the P&L program with 2 months bank statements.  The LTV was 60.60%.  The loan limit of $XXXM only applies if our LTV is 85% or higher.

Since our LTV was so low and our FICO score was XXX, we then refer to the matrix which allows up to $XXX loan size.
08/28/2024	Audited Loan Amount of $XXX is less than or equal to the Guideline Maximum Loan Amount of $XXX; 08/22/2024 - File is missing 2 months business bank statements for XXX in order to use the P&L plus bank statements option. Lender to provide 2 months business bank statements for review.	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines	Income and Employment Meet Guidelines	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/29/2024	Acknowledged	FCRE1342	Credit	Borrower 1 Business Bank Statements Missing	Borrower 1 Business Bank Statements Missing	Document Uploaded. The XXXXX file included the following 7 compensating factors:

• Significant Disposable Income: Based on income per P&L less liabilities, borrower has disposable income of approximately $XXX per month.

• Significant Reserves beyond requirements:  Borrower cane into closing with $XXX. Funds verified: XXX XXX $XXX; XXX XXX $XXX, XXX XXX $XXX and XXX XXX $XXX.  Funds verified: $XXX. Borrower’s reserves are $XXX.  Based on the requirement of 9 months PITIA on subject and 2 months PITIA on rental property, borrower required to have $XXX in reserves.  Excess reserves beyond requirements is $XXX or 18 additional months reserves for the subject property than required by the program guidelines,

• DTI well below program max:  Max DTI on P&L program is 50%.  Borrower’s DTI is XXX/XXX based on tax preparer’s P&L.

• Lengthy and deep credit history of solid performance:  Oldest creditor on credit report reported XXX XXX – credit report indicates a XXX-year credit history.

• FICO well above the program minimum with solid performance:  Borrower’s FICO score is XXX and on program PG30Alt provides for a max LTV of 80%.  The subject loan is 60.60% LTV.

• Long clean mortgage history – XXX reports credit history from XXX to present 0x30 for XXX months.  XXX reports credit history from XXX through XXX which is XXX months with 0x30.

• Significant time on the same job/ownership of business:  Borrower reports ownership of XXX XXX 30 years.

A P&L loan does not require an Underwriting worksheet.  It’s a simple calculation of total net income divided by 12 months.
; Document Uploaded. Per UW:  Page 86 of the guidelines reads as noted below.  The use of co-mingled bank statements is allowed, (the guidelines allow business OR co-mingled bank statements utilized for validation of the borrower’s P&L).

The attached XXX months bank statements show business income generated from the borrower business that were then transferred from #XXX into #XXX.  The ending balance in account #XXX was approximately XXX.  Deposits into #XXX were around $XXX in May and $XXX in April or a XXX-month average of $XXX. Although this is lower than the P&L monthly average, if the qualifying income were dropped to XXX per month, the borrower would still qualify.  Deposits fluctuate month to month, especially in retail depending on the time of year.

When the loan was originated, it was supposed to be submitted under the AE30 Alt P&L program (see attached matrix) that did not require the business bank statements.  However, when the loan was locked it was locked under the PG30 Alt program in error.  I think it’s evident this borrower is making substantial deposits based on the attached bank statements.  The borrower also put nearly 40% down and all funds were seasoned, no large deposits or gifts.    Let me know if you have any additional questions.  I found this file to have multiple compensating factors as well as meeting the guidelines.  Thank you.
09/11/2024	Borrower 1 Business Bank Statements Missing 09/11/2024 - Co-mingled bank statements in file allowed by GLs are less then 15% deposit requirement, Acknowledged by client based on the following comp factors: Significant Disposable Income, Significant Reserves beyond requirements, and DTI well below program max.; Borrower 1 Business Bank Statements Missing Loan was approved as P&L with 2 months bank statements, however there are no business bank statements for XXX in the file. Lender to provide 2 months business bank statements per loan program matrix.; Borrower 1 Business Bank Statements Missing 09/11/2024 - Co-mingled bank statements in file allowed by GLs are less then 15% deposit requirement, Acknowledged by client based on the following comp factors: Significant Disposable Income, Significant Reserves beyond requirements, and DTI well below program max.; Borrower 1 Business Bank Statements Missing Loan was approved as P&L with 2 months bank statements, however there are no business bank statements for XXX in the file. Lender to provide 2 months business bank statements per loan program matrix.; Borrower 1 Business Bank Statements Provided; 09/10/2024 - Lender exception with 3 compensating factors is required for use of bank statements provided and deposits being lower than the P&L qualifying income per lender GLs.
09/10/2024 - Lender exception with 3 compensating factors is required for lack of initial UW income worksheet showing P&L and bank statement analysis. ; Borrower 1 Business Bank Statements Missing 09/11/2024 - Co-mingled bank statements in file allowed by GLs are less then 15% deposit requirement, Acknowledged by client based on the following comp factors: Significant Disposable Income, Significant Reserves beyond requirements, and DTI well below program max.; Borrower 1 Business Bank Statements Missing Loan was approved as P&L with 2 months bank statements, however there are no business bank statements for XXX Inc in the file. Lender to provide 2 months business bank statements per loan program matrix.	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80468	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80469	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/27/2024	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third party fraud report is missing from loan file	Document Uploaded. Please see attached fraud report	09/11/2024	Third Party Fraud Report is provided; Missing Third Party Fraud Report Third party fraud report is missing from loan file	09/12/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80469	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/28/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing.	Document Uploaded. Please see attached proof of delivery for the appraisal report	09/11/2024	; proof of appraisal delivery provided; exception resolved; proof of appraisal delivery provided; exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing. ; proof of appraisal delivery provided; exception resolved; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing. ; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing proof the borrower received a copy of the appraisal prior to closing.	09/12/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80469	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/28/2024	Borrower has stable job time

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80470	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is missing. Documentation Required - file missing Econsent form	Document Uploaded. econsent	09/09/2024	E consent provided; Exception resolved; E consent provided; Exception resolved; E consent provided; Exception resolved	09/11/2024	Borrower has stable job time - Borrower has X.XX years on job.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80470	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80470	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
48098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/16/2020	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance of 350% for payment shock. Lender approved exception in file.	Lender approved exception in file.	12/16/2020	Lender approved exception in file.	12/16/2020	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXXX.XX.; Borrower X has significant job time - Borrower has X.XX years on job; Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
48098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	12/17/2020	Clear	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Cleared	12/17/2020	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXXX.XX.; Borrower X has significant job time - Borrower has X.XX years on job; Borrower has more than X years at current residence - Borrower at current residence X.XX years; Borrower has stable job time - Borrower has X.XX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79887	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79887	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79887	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80475	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80475	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80475	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79897	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	07/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	07/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79897	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	07/29/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79897	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	07/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	07/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80154	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80154	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80154	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80482	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. The appraiser stated repairs are required. A withhold Agreement is in the file for $XXX (plus a $XXX re-inspection fee), to be held in escrow until the repairs are completed. Properties with structural damage will not be acceptable unless repaired. Structural concerns require a satisfactory structural report. The repair items must be corrected and a Satisfactory Certificate of Completion (FNMA Form 1004D or FHLMC Form 442) including photos of the repaired items prior to closing is required. Provide a Lender exception with 2 compensating factors to approve an escrow holdback. Provide a signed statement of work and pictures showing the completed work to document the satisfaction. Per GLs 21.6 Structural Deferred maintenance			Document Uploaded. Uploading updated ULAW with comp factors. Bid was provided from licensed contractor that inspected the property, this includes the foundation/flooring. Uploading inspection and bid confirming only cosmetic issues. Ok per XXX to accept P&L as-is, partial rating, escrow holdback and unsigned tax returns, comp factors, 697 FICO, full doc, borr S/E since 2010, subject cash flow positive; One or more issues or defects with the property have been discovered. The appraiser stated repairs are required. A withhold Agreement is in the file for $15551 (plus a $200 re-inspection fee), to be held in escrow until the repairs are completed. Properties with structural damage will not be acceptable unless repaired. Structural concerns require a satisfactory structural report. The repair items must be corrected and a Satisfactory Certificate of Completion (FNMA Form 1004D or FHLMC Form 442) including photos of the repaired items prior to closing is required. Provide a Lender exception with 2 compensating factors to approve an escrow holdback. Provide a signed statement of work and pictures showing the completed work to document the satisfaction. Per GLs 21.6 Structural Deferred maintenance	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80482	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows the borrowers have resided at the primary residence for XXX years. The credit report provides 7 month pay history with XXX #XXX (opened XXX). Provide proof of the last 12 months housing pay-history. Per 4.15 Determining Mortgage / Rental Rating			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX to accept P&L as-is, partial rating, escrow holdback and unsigned tax returns, comp factors, XXX FICO, full doc, borr S/E since XXX, subject cash flow positive; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows the borrowers have resided at the primary residence for 2 years. The credit report provides 7 month pay history with XXX #XXX (opened XX/XXXX). Provide proof of the last 12 months housing pay-history. Per 4.15 Determining Mortgage / Rental Rating	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80482	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is a sole proprietor. An extension for XXX was filed with the IRS. The XXX tax returns, XXX borrower prepared P&L and YTD P&L through XX/XX/XXXX, with business bank statement for XXX -XXXX XXXX were provided. Provide a Current P&L through XX/XX/XXXX, with bank statements for the three preceding months (XXX & XXX missing) are required. Provide the XXX signed tax returns. Per GLs: XI. Self-Employed Borrower - IRS Tax Return Chart - BRIDGE THE GAP			Document Uploaded. Uploading updated ULAW with comp factors. Per most recent guidelines from 3/15/24, only a single year’s tax returns are required. Ok per XXX to accept P&L as-is, partial rating, escrow holdback and unsigned tax returns, comp factors, XXX FICO, full doc, borr S/E since XXX, subject cash flow positive; Income and Employment Do Not Meet Guidelines The borrower is a sole proprietor. An extension for XXX was filed with the IRS. The XXX tax returns, XXX borrower prepared P&L and YTD P&L through XX/XX/XXXX, with business bank statement for XXX -XXX were provided. Provide a Current P&L through XX/XX/XXXX, with bank statements for the three preceding months (XXX & XXX missing) are required. Provide the XXX signed tax returns. Per GLs: XI. Self-Employed Borrower - IRS Tax Return Chart - BRIDGE THE GAP	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80482	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Acknowledged	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Provide the signed and dated tax returns.			Document Uploaded. Uploading updated ULAW with comp factors. Per most recent guidelines from 3/15/24, only a single year’s tax returns are required. Ok per XXX to accept P&L as-is, partial rating, escrow holdback and unsigned tax returns, comp factors, XXX FICO, full doc, borr S/E since XXX, subject cash flow positive; Borrower 1 Tax Returns Not Signed Provide the signed and dated tax returns.	10/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80482	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
79917	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79917	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79917	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The property report for XXX shows a stand alone second mortgage with XXX for $XXX. Provide the most recent 12 months pay-history and a copy of the terms of the loan. In addition, provide the Hazard Insurance declaration with premium. The property report for XXX, shows a lien for $XXXwith XXX. Provide proof of satisfaction of mortgage or 12 month pay-history with the terms of the loan. The loan payment must be included in the DTI. Per GLs 4.15 Determining Mortgage Rental Rating, 6.7 -Mortgage Payments for rental properties, & 6.1 Borrower's Debts and Liabilities			09/20/2024 - REO pitia verified, condition cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Provide the Final Title showing coverage of $XXX.			09/20/2024 - updated title policy received, condition cleared; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing A third party prepared P&L was provided to calculate income. Provide documentation to verify the Third Party is an appropriately licensed CPA or Tax Preparer. Per GLs - Profit & Loss (P&L) Program			Borrower 1 CPA Letter Provided	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% A Short term Rental, Rate Term Refinance greater than $XXX has a maximum LTV / CLTV of 65%. Per Business Purpose/ NOO DTI- Program and LTV Amount Matrix & Per GLs: Profit & Loss (P&L) Program			Uploading updated ULAW with comp factors. Additional exception approval dated 8/9/2024 allowing LTV of XXX% to match competitor pricing. Another exception (3rd exception) approval dated 8/13/2024 allowing LTV of XXX% with a loan amount of $XXX.. Ok per XXX for XXX% LTV and Ok per XXX for STR w/o 12 month ledger, comp factors, XXX FICO, no mortgage lates in last 3+ years, borr S/E 3+ years, significant assets after closing, subject in C3 condition.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65% A Short Term Rental, Rate Term Refinance greater than $XXX has a maximum LTV / CLTV/HCLTV of 65%. Per Business Purpose/ NOO DTI- Program and LTV Amount Matrix & Per GLs: Profit & Loss (P&L) Program			Uploading updated ULAW with comp factors. Additional exception approval dated 8/9/2024 allowing LTV of XXX% to match competitor pricing. Another exception (3rd exception) approval dated 8/13/2024 allowing LTV of XXX% with a loan amount of $XXX.. Ok per XXX for XXX% LTV and Ok per XXX for STR w/o 12 month ledger, comp factors, XXX FICO, no mortgage lates in last 3+ years, borr S/E 3+ years, significant assets after closing, subject in C3 condition.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65% A Short term Rental, Rate Term Refinance greater than $XXX has a maximum LTV / CLTV of 65%. Per Business Purpose/ NOO DTI- Program and LTV Amount Matrix & Per GLs: Profit & Loss (P&L) Program			Uploading updated ULAW with comp factors. Additional exception approval dated 8/9/2024 allowing LTV of XXX% to match competitor pricing. Another exception (3rd exception) approval dated 8/13/2024 allowing LTV of XXX% with a loan amount of $XXX.. Ok per XXX for XXX% LTV and Ok per XXX for STR w/o 12 month ledger, comp factors, XXX FICO, no mortgage lates in last 3+ years, borr S/E 3+ years, significant assets after closing, subject in C3 condition.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines There is a contract with XXX signed XXX of XXX for short term rent of the subject. XXX can accept short term rentals with 12-month ledgers from condotel management companies, property managers, XXX, XXX, etcetera as documentation for actual rents. Provide a Lender exception with 2 compensating factors to approve refinance of a short term rental property with less than 12 months income. Per GLs DSCR/ Short term Rental, GLs 3.41 Investment property			Uploading updated ULAW with comp factors. Ok per XXX for STR w/o 12 month ledger, comp factors, XXX FICO, no mortgage lates in last 3+ years, borr S/E 3+ years, significant assets after closing, subject in C3 condition.	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79920	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79924	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79924	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79924	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80485	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide copy of Settlement Statement, and Note and Deed from the other loans (XXXXX & XXXXX).			PITIA provided for all XXX loans, condition cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80485	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX County in a disaster area on XX/XX/XXXX (XXX). Provide a post-disaster property inspection report.			Property Inspection Provided.; no damage, condition cleared.	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80485	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The property report for XXX, (primary residence), shows a mortgage opened XX/XX/XXXX with XXX. for $XXX. Provide the mortgage statement with the most recent 12 months pay-history. Per 4.15 Determining Mortgage Rating			Document Uploaded. Ok per XXX to waive rating on primary, comp factors, XXX FICO, no negative credit at all, positive DSCR, significant reserves after closing.	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80485	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80488	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property located in XXX XX/XX/XXXX. Provide post-disaster inspection.			Property Inspection Provided.; Post disaster inspection received, no XXX damage.	10/09/2024		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80488	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/02/2024		C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80488	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/02/2024		C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide copy of Settlement Statement, and Note and Deed from the other loans (XXX & XXX).			Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. all PITIA have been verified, condition cleared.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide proof signer for the seller is authorized.			Property Title Issue Resolved; Document Uploaded. verified seller and signor, condition cleared	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX County disaster on XX/XX/XXXX. Provide a post disaster inspection.			Property Inspection Provided.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing The purchase contract #XXX, shows the subject is part of a XXX exchange. The following documentation is required; the exchange agreement; and verification of funds from the exchange holder. If the exchange is simultaneous, the following documentation is required; Exchange agreement identifying the holder of funds, buyer and home seller, expiration date, agreed upon value, closing date, closing costs, conditions of transfer and repairs, if required; and CD / HUD-1 from Sold Property showing proceeds available for the purchase. Per GLs 8.10 IRS XXX Exchange	XXX is for the seller as the borrower is using money market funds held in their own name and not an intermediary	10/24/2024	Asset 3 Provided Or Not Applicable	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The Property report for XXX (Primary Residence), shows an open mortgage with XXX ins recorded XX/XX/XXXX for $XXX (in the borrower's name). Provide a copy of the mortgage statement and most recent 12 months pay-history. Per GLs 4.15 Determining Mortgage Rating	Uploading FSS and Note for each property and uploading updated ULAW with comp factors	10/24/2024	Document Uploaded. Ok per XXX to round up the XXX DSCR to 1.0 for qualification and to waive rating on primary, comp factors, XXX FICO, borr S/E for XXX+ years, significant reserves after closing; Document Uploaded. 10/24/2024 - Upload is missing ULAW, please re-upload for review.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% DSCR <1 ; the maximum LTV/CLTV/HCLTV is 70% for a purchase. Provide a Lender exception with 2 compensating factors to approve XXX% LTV Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Document Uploaded. Ok per XXX to round up the XXX DSCR to 1.0 for qualification and to waive rating on primary, comp factors, XXX FICO, borr S/E for XXX+ years, significant reserves after closing	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% DSCR <1 ; the maximum LTV/CLTV/HCLTV is 70% for a purchase. Provide a Lender exception with XXX compensating factors to approve XXX% LTV Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Ok per XXX to round up the XXX DSCR to 1.0 for qualification and to waive rating on primary, comp factors, XXX FICO, borr S/E for XXX+ years, significant reserves after closing	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% DSCR <1 ; the maximum LTV/CLTV/HCLTV is 70% for a purchase. Provide a Lender exception with XXX compensating factors to approve XXX% LTV Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Document Uploaded. Ok per XXX to round up the XXX DSCR to 1.0 for qualification and to waive rating on primary, comp factors, XXX FICO, borr S/E for XXX+ years, significant reserves after closing	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80489	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80490	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing Provide the executed Business Purpose Affidavit	The business purpose affidavit is not required on entity loans with personal guarantors	10/21/2024	Business Purpose Affidavit/Disclosure Provided; 10/21/2024 - condition cleared per lender GLs. ; Document Uploaded.	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80490	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, review appraiser, processor and underwriter were not checked with the exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; Final fraud report received, all parties cleared.	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80490	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide proof the XXX XXX mortgage payment was made to XXX (subject mortgage). GLs 4.15 Determining Mortgage Rating.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Uploading pay history showing XXX payment has been made prior to XXX, pg 2
																		10/16/2024 - verified payment was made, condition cleared.	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80490	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject is a commercial multi purpose building. the property is ineligible due to the commercial nature of the subject. Section 9 - Property Eligibility. 10.7 Mixed Use Properties			Document Uploaded. Ok per XXX for mixed use, comp factors, XXX FICO, XXX% LTV, positive DSCR, borr has owned property for XXX+ years, subject property in overall good condition..; No ULAW received, please re-upload.	10/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80490	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80491	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80491	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80491	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Acknowledged	FCRE5123	Credit	Missing Business Entity Formation Document	The XXX Borrowing Authorization is the only XXX required document in file. Guideline section 3.12 Borrowing Entitles for Entity Documentation Requirements states the below documents are required, without exception, and borrower letters stating that they are not required, available, or excused from providing such documents are not acceptable. Complete, legible copy of the Certificate of Formation/Articles of Organization and all amendment thereto; Complete (with all referenced exhibits), legible copy of the Operating Agreement for XXXs and Partnerships, or Bylaws for corporations and all amendments thereto that includes statement whether it is member or manager managed, contains authorization to borrow money, enter into contracts for mortgage assets, and designates signers; All documentation evidencing ownership interest(s) in the entity, which may be evidenced as follows: For XXXs and Partnerships, the Operating Agreement must identify or attach as an exhibit, all person(s) by name with their representative ownership interest in the XXX or provide copies of the Membership interest certificate(s)/unit(s) in compliance with requirements noted in the Operating Agreement. Names on the entity documents must match identification; Certificate of Good Standing or equivalent document valid within ninety days of the closing date; Certificate of Foreign Qualification or other qualification to operate in the state where business is being conducted (if entity is formed in a state other than where business is being performed or where the property is located); IRS Form SS4 or Federal Taxpayer Identification Number or Employer Identification Number issuance letter for the entity; A Unanimous Written Consent/Board Resolution signed by all members regardless of their percentage of interest (i) authorizing the transaction with XXX, and (ii) identifying the authorized to sign the loan documents on behalf of and to bind the entity.			Exception is non-material and graded as level 2/B. Compensating factors of FICO of XXX is greater than the minimum allowed, Debt service coverage ratio of XXX is greater than the program minimum.	11/19/2024		D	B	B	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing The preliminary title and/or final title policy is not in file. Guideline section 23.2 Legal File Document Requirements for Title state a copy of any Title Insurance Commitment/Preliminary Title Insurance Policy and any closing protection letter or the original Lenders Title Insurance Policy (in Seller's name) in such form and subject to such exceptions as are approved by XXX is required.			Title Document is fully Present	10/16/2024		D	B	D	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX account XXX is a business checking account in the name of XXX. There is no documentation in file to verify the borrower's ownership of this business. Also, there is no business impact letter in file. Guideline section 8.19 Business Deposit Accounts states borrower must own the business contributing the closing funds. Documentation must include a handwritten letter of explanation executed by the majority of the business' ownership describing the potential impact on the business if business funds are used for closing.			Asset Qualification Meets Guideline Requirements; 10/10/2024 - Lender submitted operating agreement showing BR is 100% owner, condition cleared.	10/16/2024		D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided			Satisfactory Chain of Title has been provided; 24 month chain of title received and cleared; Unsatisfactory Chain of Title provided Title received at condition stage does not have a 24 month chain of title. Please provide for the file.	10/16/2024		D	B	C	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Acknowledged	FVAL7502	Property	Subject property was listed for sale within a time period not allowed per guidelines	Documentation in file reflects the borrower has only 4 months of seasoning for the subject property. An approved exception is in file to proceed with this loan based upon the seasoning being less than 6 months. Compensating factors noted are repeat client, minimal cash out, 1.13 DSCR, 730 FICO. Guideline section 11.5 Properties Listed For Sale states if the subject property has been listed for sale in the last six months from the date of funding by XXX, the transaction is ineligible. The period for measurement is from the last day listed to the date of application submission.			The approved exception in the file has four compensating factors which are: client, minimal cash out, XXX DSCR, XXX FICO. Compensating factors noted in the exception email previously provided; 10/10/2024 - Lender exception requires a minimum of 2 compensating factors from lender. Provide updated ULAW with exception and compensating factors.	10/16/2024		D	B	C	B	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80156	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/19/2024		D	B	A	A	D	B	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
79939	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The 12 month Bank Statement Program is used to qualify the borrower. Provide An LOE from the borrower explaining their business name, what their business does, the number of employees, how it is set up (Incorporated, XXX, Sole Proprietor, etcetera), and what they consider their income to be on a monthly basis. GLs section 5: 12 Month Bank Statement Program	Income and Employment Meet Guidelines; Uploading CPA letter that contains all of the S/E LOE requirements.	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	C	A	C	A	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79939	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	09/30/2024 - Ok per XXX for mixed use property and commercial appraisal, comp factors, XXX FICO, no history of any mortgage lates, XXX% LTV, substantial reserves after closing
lender provided a commercial appraisal for file	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	C	B	C	A	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79939	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The appraisal provided shows the property is classified/zoned as commercial. The property is a single family dwelling with outbuildings, and is mixed use property. Provide the Lender exception (noted on the Underwriting Loan Approval Worksheet), with 2 compensating factors. Per 10.7 Mixed Use Properties	09/30/2024 - Ok per XXX for mixed use property and commercial appraisal, comp factors, XXX FICO, no history of any mortgage lates, XXX% LTV, substantial reserves after closing	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	C	B	C	A	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79939	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Acknowledged	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. The appraisal in the file must meet FNMA appraisal standards and conform to the Uniform Standards of Professional
Appraisal Practice (USPAP) adopted by the Appraisal Standards Board of the Appraisal Foundation.. Provide Single Family Residence; URAR – Uniform Residential Appraisal Report (FNMA Form 1004 dated 09/2011) GLs 14.4 Appraisal Report Forms & 14.1 General Requirements	09/30/2024 - Ok per XXX for mixed use property and commercial appraisal, comp factors, XXX FICO, no history of any mortgage lates, XXX% LTV, substantial reserves after closing; 09/18/2024 - lender provided a commercial appraisal review form 4002. This form is not acceptable, as lender GLs require a Single Family Residence; URAR – Uniform Residential Appraisal Report (FNMA Form 1004) or Small Residential Income Appraisal Report
(FNMA Form 1025).	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	D	B	C	A	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79939	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	A	A	C	A	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80493	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80493	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80493	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79946	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			compliant	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79946	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			compliant	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79946	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			compliant	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80494	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% XXX% exceeds 65% maximum for No Ratio DSCR program. Ok, per XXX, to go XXX% LTV with no DSCR; however, missing a minimum of two compensating factors prior to DD Firm acknowledging.			Document Uploaded. 8/14 Per XXX approved at XXX% LTV, XXX% rate, XXX yr PPP, no dscr ratio. Comp factors, credit reference letter from XXX confirms a satisfactory relationship since XXX, subject is a C1 2024 new build..	10/25/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80494	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80494	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Provide a complete original summary appraisal report on form 1073 with completed 1007, single family comparable rent schedule. High rise condominiums must include comparable sales with minimum of one from inside the tower and 1 from outside the project tower. Per GLs 14.1 General Requirements , 14.12 Rent Schedules, and 10.2 Condo Eligibility Requirements			Appraisal is Present or is Waived	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report shows a home improvement loan with XXX #XXX. The mortgage statement is in the file, however, it does not show the address of the property secured. In addition, a document shows the loan was included as part of a bankruptcy. Provide a letter of explanation with the Bankruptcy documentation and discharge date, if applicable. Per GLs 4.15 Determining Mortgage Rating			Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; 09/20/2024 - Condition cleared per lender GLs, not required.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The DSCR Program was used to qualify. Provide the current subject lease agreement. Per GLs Debt Service Coverage Ratio ("DSCR")			Ok per XXX for partial rating, partial rent loss and accepting lease as-is, comp factors, XXX FICO, no credit history of any mortgage lates, XXX% LTV, significant reserves after closing, positive DSCR.; 09/20/2024 - Lease provided is missing landlord's signature. Please provide fully executed lease for the file.	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX #XXX is a HELOC secured by the primary residence. The credit report shows the pay history through XX/XXXX. Provide documentation to shows the loan is paid for XXX and due for XX/XX/XXXX. Per GLs 4.15 Determining Mortgage Rating			Uploading rent loss letter showing coverage and updated ULAW with comp factors. Ok per XXX for partial rating and partial rent loss, comp factors, XXX FICO, no credit history of any mortgage lates, XXX% LTV, significant reserves after closing, positive DSCR.	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Acknowledged	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Hazard Insurance rental policy with XXX declaration page is in the file. Provide documentation to verify coverage of at least six months rental losses during property rehabilitation following a casualty. At minimum, coverage should be to the lessor of PITIA or rent received / scheduled.			Ok per XXX for partial rating and partial rent loss, comp factors, XXX FICO, no credit history of any mortgage lates, XXX% LTV, significant reserves after closing, positive DSCR.	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79954	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/06/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80497	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last twelve months. Provide proof the XXX XXX mortgage payment was made. Per 4.15 Determining Mortgage / rental rating			Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; 10/04/2024 - Next due date XX/XX, condition cleared	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80497	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of a $XXX check drawn from XXX #XXX for Earnest Money, and a $XXX check from XXX #XXX, for the sellers due diligence are in the file. An acknowledgement of funds is in the file, however, it is not signed or marked received. Provide a certified escrow deposit receipt for the earnest money and due diligence money. Per GLs 8.6 Earnest Money and Deposit			Asset Qualification Meets Guideline Requirements; 10/04/2024 - Acknowledgement of funds received, condition cleared	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80497	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80497	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79961	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79961	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79961	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79963	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79963	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79963	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of rent loss coverage; 6 months gross rental income rent loss insurance coverage will be required if rental income is being used to qualify. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.			Rent Loss Coverage Present	09/30/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	XXX Insurance Policy is Missing The binder for XXX XXX insurance with invoice is in the file. Provide the hazard insurance declaration page, Hazard insurance must be current and show loss payable to XXX dba XXX, XXX. Policy should reference the loan number, borrowers name and address.			HO-6 Insurance Policy is fully present	09/30/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX #XXX shows $XXX wire sent XX/XX/XXXXX to escrow. Provide a certified escrow deposit receipt for $XXX. Per GLs 8.6 Earnest Money and Deposit			Asset Qualification Meets Guideline Requirements; 09/30/2024 - EMD receipt received, condition cleared	09/30/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Seller is XXX XXX, a XXX limited liability company, as Trustee of the XXX, a XXX dated XX/XX/XXXX. Provide a copy of seller XXX documents and Trust, to verify authorized signer.			Property Title Issue Resolved; 09/30/2024 - audit verified broker business license, condition cleared	09/30/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/16/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79965	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/16/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79967	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79967	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79967	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The mortgage statement with XXX #XXX is secured by the borrowers primary residence. The escrows are not included in the payment. Provide the Hazard Insurance Declaration with premium. The 1003 shows Borrower 2's primary residence secured with XXX #XXX. The credit report shows $XXX/month. Provide the mortgage statement for verification tax and insurance are escrowed in the payment. The property report for XXX shows no lien and provided monthly tax. Provide the hazard insurance and homeowners association invoice to document the insurance and association fee for the DTI. Per GLs 6.1 Borrowers Debts and Liabilities, 6.7 Mortgage Payments for Rental Properties, 4.17 / 6.8 Properties Owned Free and Clear, 4.15 Determining Mortgage Rating			Received Client and Seller response requesting an exception for housing history supported by the following compensating factors: XXX FICO, no mortgage late payments in XXX+ years, XXX years on job, $XXX per month residual income. Exception downgraded to a level 2/B.	11/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% The Lender DTI of XXX% was calculated incorrectly. Borrower 2's housing payment of $XXX was omitted by the Lender. The total of all debts is $XXX which results in a DTI of XXX%			Received Client and Seller response requesting an exception for DTI supported by the following compensating factors: XXX FICO, no mortgage late payments in XXX+ years, XXX years on job, $XXX per month residual income. Exception downgraded to a level 2/B.	11/20/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is part owner of 3 businesses; XXX., XXX and XXX. There is a bill of sale from the borrower's purchase of XXX, a Bill/Sale Agreement from the purchase of XXXX, and shareholder Agreement for XXX. (with no recorded filing date). Acceptable documentation supporting the existence of the business for the most recent two years must be obtained. Provide one of the following for each business; Copy of the business license covering the current business year as of the date of the application, Copy of the Articles of Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date or Tax Preparer’s Letter Letter must be on tax preparer's letterhead; Tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence; and signed letter from the borrower's tax preparer explaining: tax preparer's relationship to the business; personal knowledge of the length of time the business has been in existence; and percentage of borrower’s ownership in the business entity . Per GLs section 5: IX. Acceptable Evidence of Self-Employed Business			Income and Employment Meet Guidelines; ; 10/17/2024 - CPA Verification received, condition cleared; 09/30/2024 - File is still missing CPA verification for the CPA.; 09/24/2024 - Lender to please provide CPA verification for Zeris Minoher. CPA letters received and cleared for BRs 3 businesses.	10/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/06/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Title Vested owner is XXX, provide evidence individual signing is authorized signer for the selling company.			Property Title Issue Resolved; seller business license submitted, condition cleared	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/09/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79971	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/09/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Earnest Money deposit of $XXX appears on the purchase contract and HUD. The XXX Bank statement shows check XXX on XX/XX/XXXX for $XXX, however, a copy of the check was not provided. Provide a copy of the check with certified escrow deposit receipt; or the certified escrow deposit receipt noted check number XXX from XXX. Per 8.6 Earnest money and Deposit			final fraud with all parties cleared; EMD Verified, condition cleared; Asset Qualification Meets Guideline Requirements	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The Appraiser, Settlement Agent, Settlement Company, Real Estate Agents, Real Estate Brokerages, Underwriter were not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Acknowledged	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months PITI rent loss coverage. At minimum, coverage should be to the lessor of PITIA or rent received / scheduled. Per GLs 23.40 Hazard Insurance- Rent Loss	Uploading updated ULAW with comp factors. Ok per XXX to accept fair rental loss for the 6 month requirement and to accept the gift wire requests showing they are going to borrower and title, comp factors, XXX FICO, no negative credit at all, positive DSCR, subject in
																		C3 condition with recent updating..	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Acknowledged	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements Gift letter for $XXX and $XXX are in the file. The HUD-1 shows credit for $XXX and $XXX gifts to the borrower. There is a copy of $XXX check dated XX/XX/XXXX, however the signers name has been blocked out. Provide evidence that the gift funds have been transferred from the donor’s account to the borrower and that the gift funds came from an acceptable source, must be documented in the file. Acceptable evidence may include: Copy of the wire receipt from the donor’s account into the borrower’s account; OR Copy of the certified check from the donor to the borrower; OR If the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donor’s account is required; OR If the gift funds were deposited directly to the borrower’s bank account, a complete bank statement showing the deposited amount and date of deposit with ability to tie the relevant deposits to the Donor. Per GLs 8.7 Gift Funds	Uploading updated ULAW with comp factors. Ok per XXX to accept fair rental loss for the 6 month requirement and to accept the gift wire requests showing they are going to borrower and title, comp factors, XXX FICO, no negative credit at all, positive DSCR, subject in
																		C3 condition with recent updating..	09/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79974	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The Appraiser, Appraisal Company, Title/Settlement Company, Settlement Agent, Sellers, Real Estate Agents, real Estate Agency's, and the Underwriter were not checked with the exclusionary lists.			All Interested Parties Checked against Exclusionary Lists	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is 100% owner of 2 business's; XXX and XXX. Provide The Operating Agreement for XXX entered into as of XX/XX/XXXX is in the file. Provide the recorded filing date for XXX, as evidence of Self-Employed Business. In addition, the business license for XXX is dated XX/XX/XXXX. Provide documentation license to conduct business was active in XXX. GLs Section 5 IX. Acceptable Evidence of Self-Employed Business & 12 Month Bank Statement Program Self Employed Only (must be able to verify self-employment).	Uploading XXX SOS filing for XXX XXX. Per guidelines dated 3/15/2024, borrower only needs to season S/E for 12 months but in the case of owning multiple businesses, only one of them needs to meet this seasoning. The info from 10/31/23 is satisfactory to our guidelines.
																		; Income and Employment Meet Guidelines	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject was vested in a Trust. Provide a copy of the Trust. GLs 3.24 Purchase Sales Contract			09/17/2024 - Condition cleared per lender GLs, not required.; Property Title Issue Resolved	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Acknowledged	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements There are 2 recent charged off accounts totaling $XXX. Collections and charge offs may remain unpaid with proof they are medical. Provide documentation to show XXX # XXX, and XXX #XXX, are Medical, or the applicant has worked out a payment plan (provide 3 months evidence of payments), or proof the accounts have been paid in full. Per GLs 4.7 Collections, Charge Offs and repossessions.			XXX has a DLA of over 2 years so it does not need to be paid off. Uploading updated ULAW with comp factors. Ok per XXX for XXX collection to remain unpaid, comp factors, XXX% LTV, XXX% DTI, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with recent updating.	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79975	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/03/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79977	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79977	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject has XXX acres. XXX will purchase loans secured by properties that are located on lot sizes up to twenty-five acres. A Lender exception was provided. The Low LTV and high Fico score are compensating factors.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80506	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80506	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80506	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80507	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The seller is an XXX, provide documentation to show authorized signer.	Property Title Issue Resolved; 10/02/2024 - verification of seller provided, condition cleared	10/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80507	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser was not checked with the Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists; 10/02/2024 - all parties cleared on final report	10/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80507	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	compliant	09/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80507	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	compliant	09/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79978	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79978	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79978	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79979	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79979	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79979	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79980	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX #XXX shows the earnest money $XXX & $XXX wired to XXX on XX/XX/XXXX & XX/XX/XXXX. A signed deposit receipt dated XX/XX/XXXX, shows wire to be expected. Provide a certified escrow deposit receipt for $XXX. Per 8.6 Earnest Money and Deposit			Asset Qualification Meets Guideline Requirements; 10/02/2024 - 4k EMD receipt received and cleared	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79980	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Provide Certificate of Occupancy			; 10/02/2024 - final inspection received and cleared	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79980	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79980	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of X	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79983	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79983	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79983	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79985	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79985	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79985	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79987	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Acknowledged	FCRE2393	Credit	Missing an established escrow impound account for taxes and insurance.	The borrower is a XXX; however, they will not have an escrow account for this transaction. An approved exception is in file to allow this XXX to waive escrows; however, no compensating factors are noted. The Business Purpose Wholesale Rate Sheet 07-15-2024 reflects the Escrow Waiver is not available for XXX product.	KL approved note rate match with XXX XXX% note rate @ XXX price, impound waiver. Comp factors, XXX% LTV, positive DSCR, subject is a C1 2024 new build.	09/24/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79987	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79987	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79989	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79989	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79989	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79991	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Documentation in file verifies the borrower received a copy of the appraisal; however, the appraisal is not in file. Guideline section 14.1 Appraisal Reports General Requirements states XXX requires a complete original summary appraisal report on each property.	Appraisal is Present or is Waived; Received appraisal.	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79991	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Acknowledged	FCRE8201	Credit	Loan does not conform to program guidelines	An approved exception is in file to allow the borrower to be qualified using 12-months bank statements with 1 score no score pricing; however, there are no compensating factors noted.	Received updated ULAW - Exception granted by XXX to allow the borrower to be qualified using 12-months bank statements w/ 1 score no score pricing. Comp Factors - XXX% LTV; full doc; XXX% DTI	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79991	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80532	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80532	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/01/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80532	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2024	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80533	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80533	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80533	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79996	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The mortgage statement for the borrowers primary residence is in the file. Provide the HOA statement. Per GLs 4.15 Determining Mortgage Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Received copy of HOA statement confirming annual dues.	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79996	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79996	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/16/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79997	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines Owner occupancy parameters not met for condo conversion. Per HOA Cert, XXX of XXX units have offsite address. Only XXX onsite/owner-occupied (XXX%). per Lender GL - Section 10.2 - Condo Conversion: 50% of units must be owner occupied.	HOA Meets Guidelines; Subject already priced as a non-warrantable condo which is the catch all for condo’s that do not meet standard guidelines.	09/26/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79997	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79997	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/10/2024	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80552	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80552	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80552	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80553	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The primary residence : XXX has a HELOC with XXX. Provide proof the XXX XXX payment was made. Per GLs 4.15 Determining Mortgage Rating	Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX to waive rating for HELOC, comp factors, XXX FICO, XXX% LTV, no mortgage lates reporting, positive DSCR	10/24/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80553	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80553	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/03/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
79999	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Acknowledged	FPRO1501	Property	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete Missing information regarding the percentage of units that are owner versus tenant occupied on the HOA Cert. Per GL Section 10.2 - Condo Eligibility, this information is required.			Exception is non-material and graded as level 2/B.	09/16/2024		B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79999	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/16/2024		B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
79999	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/16/2024		B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80555	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80555	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80555	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80560	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80560	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80560	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80561	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80561	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80561	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80564	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/27/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80564	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80564	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/30/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80565	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Need Post Disaster Inspection Report for XXX XXX (XXX). XX/XX/XXXX incident date, loan closed XX/XX/XXXX.	Post disaster inspection received, no XXX damage. ; Property Inspection Provided.	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80565	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% LTV max exceeded. Per Matrix, max 70% for Purchase with XXX FICO. Ok, per XXX, at XXX% LTV; however, missing a minimum of two compensating factors prior to DD Firm acknowledging. One comp factor provided: Low DTI.	Document Uploaded. Exception approved by XXX. at XXX% LTV, XXX% rate, XXX is not available changed to XXX. Comp factors, no mortgage lates, XXX% DTI, borr S/E for XXX+ years, large residual income	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80565	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80567	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80567	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80567	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/02/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80569	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% The borrower's credit report shows XXX active open Tradeline reviewed for XXX months, XXX closed tradeline; reviewed for XXX months and XXX authorized user account. There are XXX months XXX statements for a Joint Business account (with the Co-borrower), to show the mortgage payments for the Primary residence. The Mortgage is in the co-borrower's name. A minimum credit depth of three acceptable tradelines aged individually for a 12 month minimum OR two acceptable tradelines aged individually for a 24 month minimum is required. The no depth Program was used. The Maximum LTV for deficient tradelines is 65%. Per the Business Purpose / DSCR - Program LTV and Loan Amount Matrix.			Document Uploaded. Ok per XXX to accept the XXX payments as a trade for qualification, comp factors, XXX FICO, XXX DSCR, subject in C3 condition with extensive recent updating..	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80569	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65% The borrower's credit report shows 1 active open Tradeline reviewed for XXX months, XXX closed tradeline; reviewed for XXX months and XXX authorized user account. There XXX 24 months XXX statements for a Joint Business account (with the Co-borrower), to show the mortgage payments for the Primary residence. The Mortgage is in the co-borrower's name. A minimum credit depth of three acceptable tradelines aged individually for a 12 month minimum OR two acceptable tradelines aged individually for a 24 month minimum is required. The no depth Program was used. The Maximum LTV/CLTV/HCLTV for deficient tradelines is 65%. Per the Business Purpose / DSCR - Program LTV and Loan Amount Matrix.			Ok per XXX to accept the XXX payments as a trade for qualification, comp factors, XXX FICO, XXX DSCR, subject in C3 condition with extensive recent updating..	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80569	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65% The borrower's credit report shows XXX active open Tradeline reviewed for XXX months, XXX closed tradeline; reviewed for XXX months and XXX authorized user account. There are XXX months XXX statements for a Joint Business account (with the Co-borrower), to show the mortgage payments for the Primary residence. The Mortgage is in the co-borrower's name. A minimum credit depth of three acceptable tradelines aged individually for a 12 month minimum OR two acceptable tradelines aged individually for a 24 month minimum is required. The no depth Program was used.. The Maximum LTV/CLTV for deficient tradelines is 65%. Per the Business Purpose / DSCR - Program LTV and Loan Amount Matrix.			Document Uploaded. Ok per XXX to accept the XXX payments as a trade for qualification, comp factors, XXX FICO, XXX DSCR, subject in C3 condition with extensive recent updating..	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80569	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80569	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80570	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80570	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80570	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80582	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80582	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80582	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80585	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80585	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80585	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80593	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80593	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80593	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80596	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80596	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80596	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80598	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The final 1003 reflects the primary property has a private mortgage; however, the payment history is not in file. Guideline section 4.18 Private Party/Non-Institutional Lender states unless serviced by an identifiable third party (determined in XXX's sole discretion), a mortgage rating for a lien owned by a private party or non-institutional lender will require a mortgage history to be documented with twelve months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past twelve months. A VOM from a Private Party may be accepted for non-subject property(ies).	Uploading corrected 1003 and reconveyance for the XXX loan. Loan was PIF in XXX	10/25/2024	Housing History Meets Guideline Requirements; Document Uploaded.	10/25/2024		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80598	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The final 1003 reflects the primary property has a private mortgage; however, the payment history is not in file. Guideline section 4.18 Private Party/Non-Institutional Lender states unless serviced by an identifiable third party (determined in XXX's sole discretion), a mortgage rating for a lien owned by a private party or non-institutional lender will require a mortgage history to be documented with twelve months cancelled checks (front and back) or, if paid by cashiers or postal checks copies of the past twelve months. A VOM from a Private Party may be accepted for non-subject property(ies).	Uploading corrected 1003 and reconveyance for the XXX loan. Loan was PIF in XXX	10/25/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Document Uploaded.	10/25/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80598	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80598	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Lease Agreement, supporting $XXX per month, for XXX.	Uploading 1007 that shows the $XXX used for qualification, business purpose loans are allowed to use the full amount for qualification	10/29/2024	Income and Employment Meet Guidelines; Document Uploaded. lease provided, condition cleared; The 1007 received is for the subject property, which is already in the file. The file is Missing Lease Agreement, supporting $XXX per month, for XXX non-subject REO. ; Income and Employment Do Not Meet Guidelines; Document Uploaded. lease provided, condition cleared	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing proof of monthly HOA expense for the following REO properties: XXX	Uploading HOA certs for the properties	10/29/2024	Housing History Meets Guideline Requirements; All HOAs verified and cleared.; Document Uploaded.	11/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Acknowledged	FCRE3599	Credit	Borrower owns more financed properties than allowed per guidelines	Maximum of four open XXX loans to one borrower exceeded as the subject is the XXX. Lender Guideline Section 3.18 - Number of Loans to One Borrower. Ok, per XXX, for a XXX loan; however, missing a minimum of two compensating factors prior to DD Firm acknowledging.	Uploading updated ULAW with comp factors. Ok per MB for 4+ loans to single borrower, comp factors, XXX FICO, no mortgage lates reporting on credit, subject in C3 condition	10/29/2024	Document Uploaded.	10/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Acknowledged	FCRE1748	Credit	Missing Certificate of Occupancy	Missing Total Number of Loans to One Borrower Disclosure/Certificate.	Uploading updated ULAW with comp factors. Ok per MB for 4+ loans to single borrower, comp factors, XXX FICO, no mortgage lates reporting on credit, subject in C3 condition	10/29/2024	Document Uploaded.	10/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80599	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80602	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/07/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. Missing Approved Lender Exception for the refinance of a vacant investment property. Proof provided of recent rehab of subject and receipt of first month plus security deposit for rent; however, per Lender GL Sections 3.41 and 9.20 - Vacant investment properties are not eligible for refinance.	The deposit matches the contract to the dollar, this is agreeable to XXX to show it is occupied to satisfy 3.41 and 9.2.	11/12/2024	Intent of borrower's occupancy supported; Document Uploaded. ; Wire transfer for $XXX received, however there is no lease or additional verification in the file to confirm what this transfer is for. The subject property was vacant at the time of origination. Per Lender GL Sections 3.41 and 9.20 - Vacant investment properties are not eligible for refinance. Lender to provide a lender exception for vacant property at time of origination. ; Document Uploaded.	11/12/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80602	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80602	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/08/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80603	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80603	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80603	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Borrower property ownership records online indicate possible undisclosed real estate and/or mortgage debt. Lender to resolve.	As this is a DSCR loan, other loans have no bearing on approvability and qualification. Also, per the Credit Memo dated XX/XX/XXXX, a business purpose loan does not need an REO section	10/28/2024	All Fraud Report Alerts have been cleared or None Exist; Condition cleared per lender rebuttal /GLs, not required	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The seller is a XXX. Provide documentation of authorized signers.	Uploading info showing that signor is an agent for XXX, pg 4-5	10/28/2024	Document Uploaded. ; Property Title Issue Resolved	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Provide the HUD/Settlement Statement for the closing of; XXX. to verify sufficient funds. GLs 8.4 Verification of Assets/Funds	At 65% LTV and below, the sourcing of funds does not need to be documented	10/28/2024	Asset Qualification Meets Guideline Requirements; Document Uploaded. cleared; cleared not required per lender GLs	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The XXX #XXX shows XXX separate mortgage payments to XXX. and the XXX #XXX shows 1 mortgage payment to XXX. XXX limits the number of open loans with the same borrower at any one time to a maximum of XXX or an aggregate amount of $XXX, whichever is less for first mortgages only. The borrower's purchase of the subject and another simultaneous purchase with XXX would exceed the maximum of XXX properties. Provide property reports which correspond to each mortgage to verify ownerhip. Per GLs 3.18 Number of Loans to One Borrower	Document Uploaded. ; Ok per XXX for more than XXX loans to a single borrower, comp factors, XXX% LTV, XXX DSCR, subject is a C1 2024 new build from XXX.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Subject is new construction. Provide Certificate of Occupancy.	Uploading COO from builder	10/28/2024	Document Uploaded.	10/28/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80604	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80605	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80605	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80605	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/10/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCRE1203	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The MERS Report on Data Verify shows a Mortgage with XXX XXX opened XX/XX/XXXX for $XXX with property address of XXX. Lender to provide property report showing borrower has no ownership.	Even if borrower bought another new property, it would not affect qualification as this is a DSCR loan and ratings for other REO’s do not apply. Additionally, the credit memo dated XX/XX/XXXX detailed no requirement for a fully completed REO section for business purpose loans	10/24/2024	Document Uploaded. ; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% The subject will be used as a Short Term Rental, the Max LTV/CLTV/HCLTV is 70% for a Purchase of a Short-term-Rental property.
															Provide a Lender exception, with XXX compensating factors, to approve purchase of a short-term-rental with XXX% LTV. Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Document Uploaded. Uploading ULAW w/ comp factors. further exception is dated 9/10/2024 in email from XXX. **further exception is dated 9/17/2024 in email from XXX.. Ok per XXX for XXX% LTV, comp factors, XXX FICO, no mortgage lates reporting, XXX DSCR, subject noted to be in good condition	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% The subject will be used as a Short Term Rental, the Max LTV/CLTV/HCLTV is 70% for a Purchase of a Short-term-Rental property.
															Provide a Lender exception, with XXX compensating factors, to approve purchase of a short-term-rental with XXX% LTV. Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Document Uploaded. Uploading ULAW w/ comp factors. further exception is dated 9/10/2024 in email from XXX. **further exception is dated 9/17/2024 in email from XXX.. Ok per XXX for XXX% LTV, comp factors, XXX FICO, no mortgage lates reporting, XXX DSCR, subject noted to be in good condition	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% The subject will be used as a Short Term Rental, the Max LTV/CLTV/HCLTV is 70% for a Purchase of a Short-term-Rental property.
															Provide a Lender exception, with XXX compensating factors, to approve purchase of a short-term-rental with XXX% LTV. Per Business Purpose / DSCR - Program LTV and Loan Amount Matrix			Uploading ULAW w/ comp factors. further exception is dated 9/10/2024 in email from XXX. **further exception is dated 9/17/2024 in email from XXX.. Ok per XXX for XXX% LTV, comp factors, XXX FICO, no mortgage lates reporting, XXX DSCR, subject noted to be in good condition	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80606	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80607	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% The subject was purchased on XX/XX/XXXX, within 12 months. The appraisal shows no improvements were made to the subject since purchase. If the borrower purchased the subject property less than twelve months or the property changed ownership within the previous twelve months the value for determining the loan-to-value will be the lesser of: Lowest transfer value in the previous twelve months OR Appraised value. The purchase price $XXX was used to calculate the LTC/CLTV/HCLTV. Per GLs 3.22 Property Value Determination			Document Uploaded. Ok per XXX to use current appraisal value for LTV determination, comp factors, XXX FICO, XXX DSCR, lessee on a XXX year term, significant reserves after closing, subject in C3 condition.	10/29/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80607	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% The subject was purchased on XX/XX/XXXX, within 12 months. The appraisal shows no improvements were made to the subject since purchase. If the borrower purchased the subject property less than twelve months or the property changed ownership within the previous twelve months the value for determining the loan-to-value will be the lesser of: Lowest transfer value in the previous twelve months OR Appraised value. The purchase price $XXX was used to calculate the LTC/CLTV/HCLTV. Per GLs 3.22 Property Value Determination			Document Uploaded. Ok per XXX to use current appraisal value for LTV determination, comp factors, XXX FICO, XXX DSCR, lessee on a XXX year term, significant reserves after closing, subject in C3 condition.	10/29/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80607	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% The subject was purchased on XX/XX/XXXX, within 12 months. The appraisal shows no improvements were made to the subject since purchase. If the borrower purchased the subject property less than twelve months or the property changed ownership within the previous twelve months the value for determining the loan-to-value will be the lesser of: Lowest transfer value in the previous twelve months OR Appraised value. The purchase price $XXX was used to calculate the LTC/CLTV/HCLTV. Per GLs 3.22 Property Value Determination			Document Uploaded. Ok per XXX to use current appraisal value for LTV determination, comp factors, XXX FICO, XXX DSCR, lessee on a XXX year term, significant reserves after closing, subject in C3 condition.	10/29/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80607	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/10/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80607	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/10/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80608	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The Hazard Insurance Policy provided did not provide rent loss coverage. Proof of 6 months gross rental income rent loss insurance coverage will be required if rental income is being used to qualify. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled. Per GLs 23.4 Hazard Insurance E. Rent Loss	Uploading HOI with loss of use coverage which is akin to rent loss coverage	10/25/2024	Rent Loss Coverage Present; Document Uploaded.	10/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80608	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	A letter from the builder states the subject is complete with no outstanding permits. Provide Certificate of Occupancy/Completion from local municipality.	A completion letter from the builder is an acceptable alternative to a COO especially in municipalities that do not have zoning or COO’s to offer	10/25/2024	; Document Uploaded.	10/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80608	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80608	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject vested owner is XXX, XXX provide documentation the signer is authorized to represent the seller.			Property Title Issue Resolved; 09/25/2024 - seller signing authority received and cleared	09/26/2024		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The Borrower; XXX was not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; 09/26/2024 - all parties cleared on final report; All Interested Parties Not Checked with Exclusionary Lists.; All Interested Parties Checked against Exclusionary Lists	09/26/2024		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The borrower possible undisclosed mortgage transactions identified in the past 120 days. Lender to clear by providing property reports.	All Fraud Report Alerts have been cleared or None Exist; Borrower not representing any other properties currently owned and as this is a DSCR, they have no bearing on this file
																		09/25/2024 - Condition cleared per lender GLs, not required.	09/26/2024		D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Hud/Settlement Statement shows credit from Earnest Money deposits of $XXX and $XXX. There is an Earnest Money Deposit Form for $XXX received by the Seller datedXX/XX/XXXX. Provide a Copy of check (canceled or not canceled) with certified escrow deposit receipt; or bank statement (converted to USD) showing the check cleared with certified escrow deposit receipt. Per GLs 8.6 Earnest Money and Deposit.			Ok per XXX to waive EMD/EDR requirements for the additional $XXX, comp factors, XXX% LTV, XXX DSCR, subject is a C1 condition 2024 new build	09/26/2024		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	The Certificate of Occupancy is missing.			; 09/25/2024 - Certificate of Occupancy cleared	09/25/2024		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/10/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80002	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/10/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80612	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Resolved	FCRE1176	Credit	HO6 Insurance Policy Effective Date is after the Note Date	HO-6 Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX	Document Uploaded. ; HOI provided prior to closing, condition cleared; XXXInsurance Policy Effective Date of XX/XX/XXXX is prior to or equal to the Note Date of XX/XX/XXXX Or XXX Insurance Policy Effective Date Is Not Provided	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80612	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report showing all parties cleared.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. Final fraud report received, all parties cleared.	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80612	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/11/2024	Acknowledged	FVAL5474	Property	Condo project is ineligible	Subject property condo HOA has 2 open litigation cases. Lender exception with 2 compensating factors is required.	Document Uploaded. Okay for litigation . large HOA that has 2 pending actions both being covered/litigated by insurance. Overall low exposure. Comp factors, XXX FICO, XXX% LTV, full doc	10/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80612	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80008	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80008	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80008	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	09/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77136	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	03/15/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% Lender exception in file to approval LTV of 65%. Max LTV is 65% per rate sheet.			Lender exception in file to approval LTV of XXX%. Max LTV is 65% per rate sheet. Additional compensating factor of no mortgage late payments in last 24 months.	11/19/2024		B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
77136	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	03/15/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65% Lender exception in file to approval LTV of 65%. Max LTV is 65% per rate sheet.			Lender exception in file to approval LTV of XXX%. Max LTV is 65% per rate sheet. Additional compensating factor of no mortgage late payments in last 24 months.	11/19/2024		B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
77136	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	03/15/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65% Lender exception in file to approval LTV of 65%. Max LTV is 65% per rate sheet.			Lender exception in file to approval LTV of XXX%. Max LTV is 65% per rate sheet. Lender exception supported by rate adjustment to XXX%. Additional compensating factor of no mortgage late payments in last 24 months.	11/19/2024		B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
77136	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	03/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			.	03/18/2024		B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
77136	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	03/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			.	03/18/2024		B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80010	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow and met appraisal requirements	HPML Compliant Loan	06/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80010	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/24/2024	Resolved	finding-2261	Compliance	NC Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant	HPML Compliant Loan	06/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80010	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/24/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Resolved	06/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80010	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	06/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80012	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/21/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	06/24/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80012	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/21/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Resolved	06/24/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80012	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved	06/24/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Resolved	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80020	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	07/09/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80021	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/20/2024	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate Client to provide flood cert for review.	Flood Certificate is fully present; 06/27/2024 - client submitted flood cert for review, condition cleared; Flood Certificate is fully present; Flood Certificate is fully present	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job. File is missing BRX final URLA.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80021	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/20/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists Fraud report in file does not have the appraisers or title agents checked on the exclusionary or OFAC lists. Client to provide final fraud report for review.	07/11/2024 - Client submitted complete fraud report. All interested parties checked on exclusionary list. Condition cleared.; All Interested Parties Checked against Exclusionary Lists	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job. File is missing BRX final URLA.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80021	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/20/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required.
Refund in the amount of $XXX requires a cure package that includes a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.
The zero tolerance violation is due to the added Trust Review Fee on LE XX/XX/XXXX. No COC found in the file to explain why the fee was added on	COC provided; Exception resolved; COC provided; Exception resolved	07/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job. File is missing BRX final URLA.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80021	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	06/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has X.XX years on job. File is missing BRX final URLA.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80616	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80616	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80616	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/04/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The Self -Employed Hybrid Program requires a history of maintaining all income sources for a minimum of 2 years. The 1003 shows the borrower has multiple sources of income. The CPA letter states the borrower has worked as an insurance agent from XX/XXX to the present, and with XXX from XX/XX to the present. However the borrower has co-operated XXX since XX/XXXX, less than XXX years. Provide a Lender exception with XXX compensating factors to permit the used of multiple sources of income without full 2 year employment history for all income. Per Self-Employed Hybrid Applications and / or borrower - section 5.			Document Uploaded. Received ULAW - UW Exception states Unable to create a new down in the system, DTI reflects higher than what it would netted down. allowing income via asset depletion. Ok per XXX for use of income & employment seasoned less than 2 years on a hybrid documentation borrower, no proof of rental receipt and for not having 1040s on a 100% commission borrower. Comp factors : XXX FICO, no history of any mortgage lates, 6+ months reserves when none are required, 25% down OO purchase.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Acknowledged	FCRE1319	Credit	Borrower 1 Personal Tax Returns Missing	Borrower 1 Personal Tax Returns Missing The Lender used the Self-Employed Hybrid Applications due to numerous sources of income. The borrower's self-employment income was documented with 12 month bank statements. The borrower receives 100% commission income from XXX. The file has paystubs, 2years W-2's and a Written Verification of Employment.. The Underwriter is still required to obtain customary Full documentation and VVOE. Provide require signed 1040's for the most recent two years, to document 100% commission income. Per GLs section 5-IV 100% commission & Self -Employed Hybrid Application and / or Borrower	Document Uploaded. Received ULAW - UW Exception states Unable to create a new down in the system, DTI reflects higher than what it would netted down. allowing income via asset depletion. Ok per XXX for use of income & employment seasoned less than 2 years on a hybrid documentation borrower, no proof of rental receipt and for not having 1040s on a 100% commission borrower. Comp factors : XXX FICO, no history of any mortgage lates, XXX+ months reserves when none are required, XXX% down OO purchase. ; 08/28/2024 - lender - Uploading updated ULAW with comp factors.
																		08/28/2024 - ULAW was not part of the upload.,. Lender to provide for review.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Acknowledged	FCRE1339	Credit	Borrower 1 Personal Bank Statements Missing	Borrower 1 Personal Bank Statements Missing There is a rental lease for XXX; $XXX per month rent. Provide XXX & XXX bank statements which show the receipt of $XXX rent. Per GLS section 5 VI. Rental Income Requirements.	Document Uploaded. Received ULAW - UW Exception states Unable to create a new down in the system, DTI reflects higher than what it would netted down. allowing income via asset depletion. Ok per XXX for use of income & employment seasoned less than 2 years on a hybrid documentation borrower, no proof of rental receipt and for not having 1040s on a 100% commission borrower. Comp factors : XXX FICO, no history of any mortgage lates, 6+ months reserves when none are required, XXX% down OO purchase. ; 08/28/2024 - lender - Uploading updated ULAW with comp factors.
08/28/2024 - ULAW was not part of the upload.,. Lender to provide for review.; 08/28/2024 - lender - Uploading updated ULAW with comp factors.
																		08/28/2024 - ULAW was not part of the upload.,. Lender to provide for review.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report and mortgage statement shows the mortgage with XXX #XXX next due for XXX XXX. Provide documentation to show the XXX XXX mortgage payment was made. Per GLs section 4 - III - Determining Mortgage Rating			08/28/2024 - lender - Per Sec 4.15, we do not need to chase mortgage ratings for REO properties that are not the subject.; Housing History Meets Guideline Requirements	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide copy of the current Solar lease agreement/financing statement, or document it is paid in full.	08/28/2024 - The XXX from title is acceptable as-is, it is the seller’s lien and is being paid through close as evidenced by the CD, uploading CD showing both liens being paid
																		08/28/2024 - CD shows lien paid, condition cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	08/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80618	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Resolved.	08/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80026	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/14/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	07/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80026	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Resolved.	07/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80026	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	07/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80027	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Acknowledged	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired Original appraisal expired as it exceeds 120 days. Dated XX/XX/XXXX, subject closed XX/XX/XXXX. Lender provided approved exception. Per XXX, as long as it does not go over 180 days, it is okay to extend until XX/XX/XXXX; however, missing minimum of two compensating factors prior to DD Firm acknowledging.			Ok per XXX to extend 120 day appraisal expiration to closing, comp factors, XXX FICO, XXX% LTV, significant reserves after closing, subject is a C3 condition custom built home.	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80027	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80027	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
80028	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	07/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80028	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Resolved.	07/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80028	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/22/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80029	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The Title Commitment is dated XX/XX/XXXX, a supplement providing the 24 month chain of title is dated XX/XX/XXXX. The closing date was XX/XX/XXXX with a disbursement date of XX/XX/XXXXX.The Preliminary Title Report / Title Commitment must be dated no more than sixty (60) days prior to loan closing and must show that the subject lien will be in a clear first or second position, as applicable. Provide Final Title showing subject lien in clear first position Per GLs 23.28 Age of Preliminary Title Report / Title Commitment	09/19/2024 - title good for 90 days, expires 09/03/2024. Condition cleared. ; Title Document is fully Present	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80029	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, appraisal company, settlement company, settlement agent and underwriter were not checked with the exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; 09/26/2024 - all parties cleared on final report	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80029	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required
Refund in the amount of XXX requires a cure package with a PCCD, LOE, copy of refund check and proof of delivery to the borrower OR valid COC.
The zero tolerance violation is due to the added 2nd appraisal fee on the CD dated XX/XX/XXXX. No COC was found in the file to explain why the fee was added on	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80029	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing The departure residence will be used as an investment property. If using 80% of the market rents provide the rent estimate from one of the following; appraiser, Internet rental company or market survey. One hundred percent of the rents may be used to offset the PITIA if documented with; a copy of the executed rental agreement; and proof of receipts of security deposit. Per GLs 4.20 Departure Property	Document Uploaded. Received copy of the XXX Rent Zestimate confirming the potential rental amount of the departing residence. Per guidelines, acceptable. Cleared.	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines A letter in the file from a Tax Preparer was provided as evidence of self-employment. The tax preparer's license verification from, municipal, state or federal licensing boards or proof of their business’ existence must be provided. Per section 5 IX. Acceptable Evidence of Self-Employed Business.	Income and Employment Meet Guidelines; Document Uploaded. Received a copy of the business search showing the tax prepare is still in existence.	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The purchase contract and Closing Disclosure show an earnest money deposit of $XXX. A copy of the borrower's bank statement shows a $XXX withdraw on XX/XX/XXXX. Provide a certified escrow deposit receipt. Per GLS 8.6 Earnest Money and Deposit	Asset Qualification Meets Guideline Requirements; Document Uploaded. Received letter from the escrow department advising they received a $XXX deposit in which they were holding for the loan. Confirmed the amount and dates - cleared.	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required:
TILA 130 Cure required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, and copy of Refund Check, or Valid COC.
The zero tolerance violation is due to the increase in the credit report fee on the Final CD dated XX/XX/XXXX. There was no COC found in the file	Broker Cure provided in section H of the final CD and PCCD; exception resolved; Broker Cure provided in section H of the final CD and PCCD; exception resolved; Provide final settlement statement to show cure was provided upon disbursement to resolve the exception; PCCD provided; however cure package was missing copy of check and LOE to cure the exception	09/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	finding-2502	Compliance	XXX Nonprime Home Loan Test	HPML compliant This loan failed the XXX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	Compliant	09/01/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80030	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80031	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FCRE5809	Credit	Missing evidence of self employment	There is a CPA letter in file to verify self-employment; however, there is no documentation in file to verify the CPA and/or CPA business. Guideline section IX. Acceptable Evidence of Self-Employed Business states when the tax preparer's letter is provided for verification of a current and active business, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence is required.	; 09/30/2024 - CPA verification received, condition cleared	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80031	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80031	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80619	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80619	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80619	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80620	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing B1's XXX bank statement for XXX #XXX for a complete 12 months.	Income and Employment Meet Guidelines; Document Uploaded. Lender submitted missing bank statement, condition cleared	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80620	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Missing full 12 months Reserves for 90% LTV. XXX months verified. Per Lender Matrix, 12 months required for LTV exceeding 85%. Ok, per XXX, with six months instead of 12 as long as at least six months met; however, missing minimum of two compensating factors prior to DD Firm Acknowledging. Only one comp factor provided: DTI.	Document Uploaded. There is exception approval email from XXX for XXX months reserves vs required 12 months. Comp factors, XXX FICO, XXX% DTI, borr S/E for XXX+ years.	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80620	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80620	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80034	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80034	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Resolved.	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80034	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	07/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/31/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80035	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80035	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80035	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80036	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80036	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80036	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/13/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80038	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Acknowledged	FCRE1339	Credit	Borrower 1 Personal Bank Statements Missing	Borrower 1 Personal Bank Statements Missing The XXX XXX statement is in the file, with the XXX1099-R which documents monthly distributions from the borrower's IRA of $XXX. Provide the most recent XXX statement to verify funds for proof of 2 years continuation period. Per GLs Section 5- Source of Income: Retirement and Pension	Ok per XXX & XXX to use the unsigned XXX tax returns for proof of IRA distributions and continuance in lieu of Sec V Retirement & Pension income. Page 15 of the 1040s show the taxable IRA amount taken in XXX and the XXX Federal Est Tax Worksheet on pgs 5-6 show the same amount anticipated to be withdrawn. Comp factors, XXX FICO, XXX% LTV, XXX% DTI, subject in C3 good condition.	11/15/2024	Document Uploaded. ;	11/15/2024	Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80038	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/11/2024	Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80038	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/11/2024	Borrower has stable job time

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80042	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FPRO1245	Property	Appraisal is Expired	Primary Value Appraisal is Expired The appraisal in file was completed XX/XX/XXXX, which is more than 5 months prior to the closing date. Guideline section I. Expiration of Credit/Collateral Documents for Appraisal states if the appraisal is greater than 120 days at the time of closing, an appraisal re-certification of value is required. If the appraisal is dated 180 days or more at the time of closing, a full new appraisal is required.			Uploading re-cert of value; Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80042	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. $XXX is verified in reserves; however, a total of $XXX is required. Non-Prime Wholesale Rate Sheet XX/XX/XXXX v2 reflects a reserve requirement of 6 months for greater than 75% LTV.			The required number of months reserves are to be seasoned does meet Guideline requirement.	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80042	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Non-Prime Wholesale Rate Sheet XX/XX/XXXX v2 reflects reserve requirement of 6 months for greater than 75% LTV.			09/26/2024 - lender Uploading latest ledgers from XXX and XXXshowing over $XXX in assets with closing being less than $XXX, leaving over $XXX to meet the reserve requirement. U0ploading corrected 1003; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.	09/26/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80042	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80043	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing There is a verbal verification of employment dated XX/XX/XXXX, however the Employer name and address is blank. Provide a verbal verification of employment with XXX dated 72 hors prior to funding. Per GLs Expiration of Credit - Verbal Verification of Employment	Borrower 1 3rd Party VOE Prior to Close Was Provided; Received an updated VOE showing fully completed and including the Borrower and Employer name and address.	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80043	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCRE1333	Credit	Borrower 1 WVOE Missing	Borrower 1 WVOE Missing Pay-subs and W-2's from XXX/XXX are in the file. The base income and overtime income received is being used to calculate income. Provide a statement from employer indicating the overtime is likely to continue. Per GLs Section 5. Income Documentation Chart - Wage Earner, Fixed Income & Other Sources.	Borrower 1 WVOE Provided; 10/01/2024 - Condition cleared per lender GLs, not required	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80043	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80043	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/13/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Taxes and insurance are documented in file for XXX for a monthly payment of $XXX combined; however, the final 1003 reflects a monthly payment of $XXX. HOA documentation is required for XXX to verify the monthly payment. Guideline section 6.7 Mortgage Payments For Rental Properties states the monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property taxes, insurance and HOA fees for rental properties owned by the borrower.			; 09/18/2024 - Lender This figure is not for any HOA but rather the 2024 taxes and insurance figure, uploading these documents. Subject is an SFR with no HOA dues.	09/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Acknowledged	FCRE7569	Credit	Mortgage history for primary residence less than 12 months	Documentation in file only verifies 2 months of mortgage history for the primary residence of XXX. The property was obtained XX/XX/XXXX; however, only payments for XXX and XXX have been verified. Mortgage payments for XXX thru XXX are required. Guideline section 4.15 Determining Mortgage/Rental Rating states in the event the applicant has mortgages that are not reported, file should otherwise contain documentation to evaluate history on: The Applicant's/Applicants' primary residence(s); Any and all of Applicant's/Applicants' secondary residence(s); and The Subject property.			Uploading updated ULAW with comp factors. Uploading updated ULAW with comp factors. Ok per XXX to go to XXX% on this loan and Ok per XXX to waive subject mortgage rating, comp factors, no history of any mortgage lates, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with extensive remodeling since XX/XX.	09/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% An approved exception is in file to allow a75% LTV; however, no compensating factors are noted. Non-Prime Wholesale Rate Sheet XXX v2 reflects for ITIN with minimum FICO score of 650, the maximum LTV is 70%.			Uploading updated ULAW with comp factors. Uploading updated ULAW with comp factors. Ok per XXX to go to XXX% on this loan and Ok per XXX to waive subject mortgage rating, comp factors, no history of any mortgage lates, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with extensive remodeling since XXX	09/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% An approved exception is in file to allow aXXX% LTV; however, no compensating factors are noted. Non-Prime Wholesale Rate Sheet XXX v2 reflects for ITIN with minimum FICO score of XXX, the maximum LTV is 70%.			Uploading updated ULAW with comp factors. Uploading updated ULAW with comp factors. Ok per XXX to go to XXX% on this loan and Ok per XXX to waive subject mortgage rating, comp factors, no history of any mortgage lates, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with extensive remodeling since XXX.	09/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% An approved exception is in file to allow XXX% LTV; however, no compensating factors are noted. Non-Prime Wholesale Rate Sheet XXX v2 reflects for ITIN with minimum FICO score of XXX, the maximum LTV is 70%.			Uploading updated ULAW with comp factors. Uploading updated ULAW with comp factors. Ok per XXX to go to XXX% on this loan and Ok per XXX to waive subject mortgage rating, comp factors, no history of any mortgage lates, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with extensive remodeling since XXX.	09/18/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/04/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80046	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/04/2024	Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80048	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The preliminary title report schedule B part 1 #9. shows a Home Equity Mortgage with XXX dated XX/XX/XXXX with a maximum indebtedness of $XXX to be paid with the proceeds of the loan. The payoff for $XXX dated XX/XX/XXXX, is in the file. Provide a HELOC freeze and line closure authorization signed by borrower for the Home Equity loan with XXX. Per GLs 8.16 Home Equity Line of Credit			Property Title Issue Resolved; 09/30/2024 - HELOC freeze letter received, condition cleared	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80048	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80048	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered The source of funds used for closing have not been documented.	ATR: Reasonable Income or Assets Was Considered	11/05/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower provided XXX - XXX XXX. XXX #XXX statement which verified the Earnest Money. Provide the most recent 2 months bank statements for the account in which the funds for the funds to close are to be withdrawn. The receipt of gift funds to be documented. Per GLs8.4: Verification of Assets / Funds & 8.5 Deposit Accounts.	Document Uploaded. Uploading updated ULAW with comp factors and copy of Final HUD for sale of property from relative that is the source of the gift for closing. Ok per XXX to accept assets as-is and waive proof of receipt of gift funds, comp factors, XXX FICO, XXX% DTI, subject in C3 condition with recent updating	10/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Acknowledged	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record 2 Does Not Meet G/L Requirements A Gift Letter from the borrowers daughter for $XXX, to the borrower, for the purchase of the subject (from #XXX, no Bank name: Other). Provide documentation for the receipt of gift funds; copy of the wire receipt from the donors account, copy of the certified check from the donor; or If the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donor’s account is required; or If the gift funds were deposited directly to the borrower’s bank account, a complete bank statement showing the deposited amount and date of deposit with ability to tie the relevant deposit to the Donor. The documentation evidencing the transfer of funds must match the information on the gift letter, borrower’s name, dollar amount, date, name of the depository institution, and account number. Per GLs 8.7 Gift Funds	Document Uploaded. Uploading updated ULAW with comp factors and copy of Final HUD for sale of property from relative that is the source of the gift for closing. Ok per XXX to accept assets as-is and waive proof of receipt of gift funds, comp factors, XXX FICO, XXX% DTI, subject in C3 condition with recent updating	10/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Acknowledged	FCRE1442	Credit	Asset 1 Expired	Asset 1 Expired. The bank statement in the file is dated XX/XX/XXXX; must have the most recent two (2) months consecutive statements for LTVs >65%. Per GLS Section 3 I. - Bank Statements (Verification of Funds / Assets).	Document Uploaded. Uploading updated ULAW with comp factors and copy of Final HUD for sale of property from relative that is the source of the gift for closing. Ok per XXX to accept assets as-is and waive proof of receipt of gift funds, comp factors, XXX FICO, XXX% DTI, subject in C3 condition with recent updating	10/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Acknowledged	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. The borrower provided the XXX - XXX XXX #XXX statement which verified the Earnest Money. Provide the most recent 2 months bank statements for the account in which the funds to close are to be withdrawn.	Document Uploaded. Uploading updated ULAW with comp factors and copy of Final HUD for sale of property from relative that is the source of the gift for closing. Ok per XXX to accept assets as-is and waive proof of receipt of gift funds, comp factors, XXX FICO, XXX% DTI, subject in C3 condition with recent updating	10/25/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/20/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80050	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/20/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80051	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80051	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80051	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	08/28/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The borrower is purchasing the subject as Owner Occupied, however, per documentation in the file, she lives and works in XXX. Provide documentation from the employer to verify the borrower will be living in the USA. The WOE Program is for Owner Occupied transactions.
Per GLs Written VOE Program.	The borrower’s residence will still be their OO when they reside in the US. The LOE stated they were stationed outside the US but he has not moved permanently. Loan closed as a TRID loan with ATR protection so OO is still appropriate	10/25/2024	Intent of borrower's occupancy supported; Document Uploaded. ; Condition cleared per lender rebuttal /GLs, not an issue	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation Required:
Missing proof that the borrower received a copy of their appraisal 3 days prior to closing	Evidence of appraisal delivery provided.; Document Uploaded.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	B	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FCOM3531	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Documentation Required: Missing proof that the borrower received a copy of their appraisal 3 days prior to closing	Evidence of Appraisal Delivery to the Borrower Provided.; Document Uploaded.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The 1003 provides 12 month housing history. The most recent 12 month verification of rent is provided with bank statements and a copy of the lease. The Written Verification of Employment Program requires minimum twenty-four month recent housing history. Provide verification of the borrower's housing payments for XXX - XXX. Per GLs Written Verification of Employment("WVOE") Program
Document Uploaded. XXX RATE XXX% @ XXX ( XXX DISCOUNT) - Manually price. Ok per XXX to accept a 12 month history on the WVOE program, comp factors, XXX% LTV, XXX% DTI, significant reserves after closing, subjects XXX recently updated.	10/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow, however missing proof of appraisal delivery therefore HPML is not compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Evidence of appraisal delivery provided; HPML is compliant -Exception resolved; Document Uploaded.	10/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow, however missing proof of appraisal delivery therefore HPML is not compliant This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX 09.03.06.02B(13) , XXX 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (XXX).

While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Evidence of appraisal delivery provided; HPML is compliant -Exception resolved; Document Uploaded.	10/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80626	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80056	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80056	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80056	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80058	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money check $XXX is in the file. Provide a certified escrow deposit receipt for $XXX. Per GLs 8.6 Earnest Money and Deposit			Asset Qualification Meets Guideline Requirements; 09/20/2024 - EMD verified, condition cleared	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80058	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraisal company, XXX, XXX was not checked with exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; 09/20/2024 - condition cleared, no fraud issues remain	09/20/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80058	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts High alert of the Fraud Report to be cleared; Subject Address; examine other loan files using the same property address.	All Fraud Report Alerts have been cleared or None Exist; XXX now uses a broker portal for loan submission and earlier iterations of this loan were submitted with incomplete documentation which did not meet various requirements and were cancelled and resubmitted once the correct items were acquired.
09/20/2024 - condition cleared, no fraud issues remain
																			09/20/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80058	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80058	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/05/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80059	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX The loan amount is $XXXXXX; however, title coverage is only $XXX. Guideline section 23.26 B. Acceptable Minimum Coverage states title insurance coverage must be equal to the original mortgage amount.	09/24/2024 - Updated title received, condition cleared.; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	09/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80059	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Documentation is not in file to verify taxes for Lots XXX & XXX XXX and Lots XXX & XXX. Taxes and insurance documentation is in file for XXX totaling $7XXX; however, the final 1003 reflects $XXX. Documentation is not in file to verify HOA for XXX. Tax documentation is in file for the commercial property of XXX in the amount of $XXX; however, the final 1003 reflects $XXX. Documentation is not in file to verify insurance for XXX.	09/20/2024 - REO pitia verified, condition cleared	09/20/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80059	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80059	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/05/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80627	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing The P&L statements provided are signed by the tax preparer; however, there is no letter in file from the tax preparer or documentation to verify the tax preparer license. Guideline section 1099 Only and Profit & Loss (P&L) Programs state specific to the P&L Program, applicant to provide statement from preparer that they have prepared or reviewed the corresponding tax returns for the covered period and 'third party' to be appropriately licensed CPA or Tax Preparer.	Borrower 1 CPA Letter Provided; Uploading CPA verification	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80627	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The P&I and taxes have been documented in file for a total of XXXfor XXX; however, the final 1003 reflects PITI(A) of $XXX. The insurance premium and/or HOA fee is needed for XXX. Guideline section 6.7 Mortgage Payments for Rental Properties states the monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property taxes, insurance, and HOA fees for rental properties owned by the borrower.	; Uploading HOI for XXX, actual figures less than 1003 so qualification not adversely affected	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80627	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80627	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80628	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The subject mortgage pay-history on the credit report with XXX #XXX, opened XX/XX, provides 8 months pay-history. The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last 12 months. Provide the pay-history for XXX - XXX. Per GLs 4.15 Determining Mortgage / Rental Rating.			Uploading ULAW with comp factors. Ok to accept pay history as-is per Sec 4.16, comp factors, XXX% LTV, XXX% DTI, borr S/E XXX+ years, subject is a C2 condition 2023 bui	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80628	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FVAL1039	Property	Appraised value unsupported	The comparable sales chosen by the appraiser exceed 1 mile from the subject, and all closed 6 or more months prior to the appraisal. The subject was purchase for $XXX on XX/XXXXX. There were no comments to support the 23% increase in value. Provide comparable sale within 1 mile of the subject which closed under 6 months from the appraised dated to support the subject value. GLs 3.22 Property Value Determination 2. Refinance Transaction			; Choice of comps was accepted by the UCDP report which gave a score of 1.0, this exceeds our requirements for confirming valuation. Uploading UCDP report for review.	09/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80628	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/11/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80060	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/03/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required:
Refund In the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance in the amount $XXX is due to Increase on LE XX/XX/XXXX
in the amount of $XXX for Mortgage Broker Fee. Also Trust Review Fee IAO of $ XXX was added.	COC provided; Exception resolved; COC provided; Exception resolved	09/10/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80060	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/04/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80060	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/04/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower to provide signed LOE on the name of their business, how it is set up (Inc., XXX, etc), what their business does and
the number of employees. Per GLs section 5- Twelve Month Bank Statement Program	Income and Employment Meet Guidelines; 10/02/2024 - SE questionnaire provided and cleared	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser and the Underwriter were not checked with the exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists; 10/02/2024 - all parties cleared on final report	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The wires from XXX and XXX for $XXX each are in the file. Provide an escrow deposit receipt for the $XXX. Per GLs 8.6 Earnest Money and Deposit	Asset Qualification Meets Guideline Requirements; resolved; Document Uploaded. ; 10/24/2024 - EMD receipt verified and cleared; 10/02/2024 - No upload received for this exception, please re-submit for review.	10/24/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Provide a Copy of the most recent month HELOC Statement with XXX #XXX, and hazard ins, for the following properties listed on the REO; XXX, and XXX. Section 6.7 Mortgage Payments for Rental Properties
Uploading XXX & XXXa HOI’s and updated ULAW with comp factors. Ok per XXX for missing recent XXX rating and for DTI over XXX% but less than XXX%, comp factors, XXX FICO, no negative credit reporting, XXX% LTV OO purchase, borr S/E XXX+ years, substantial reserves after closing, subject is a C1 2024 new build.	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 50% The total debts are $XXX and the total income is $XXX, the DTI is XXX%. Lender approval in file also has a XXX% DTI. The Lender Guidelines maximum DTI is 50%.	Uploading updated ULAW with comp factors. Borr has enough business funds that if they were to deplete would easily cover the DTI. Recalculated the departure rents based off of a XXX bedroom market rent figure, items uploaded. Ok per XXX for missing recent XXX rating and for DTI over XXX% but less than XXX%, comp factors, XXX FICO, no negative credit reporting, XXX% LTV OO purchase, borr S/E XXX+ years, substantial reserves after closing, subject is a C1 2024 new build.	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Subject is new construction. Provide a Certificate of Occupancy	10/02/2024 - CO received, condition cleared	10/02/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80061	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	compliant	09/18/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80062	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered The 1099 Only Program requires most recent 60 days bank statements to support the 1099 income. The bank statements in the file do not support the income.	ATR: Reasonable Income or Assets Was Considered; ; Ok per XXX to accept the proof of S/E and the 1099 as the income figure. Comp factors, XXX FICO, no history of any mortgage lates with seasoning of XXX+ years, XXX% LTV, borrower has owned and lived in subject for XXX+ years, significant cash out after closing, subject in C3 good condition	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80062	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The 1099 Only Program is used to qualify the borrower. The program requires a CPA Letter or business license for documentation of self-employed borrowers. Two letter's from XXX ,(XXX & XXX), state the borrower has been employed since XXX, however, XXX (XXX), is an additional account holder on the borrower's XXX account. The relationship was not addressed by the Lender. Third party verification is required. Provide tax preparers letter: must be on tax preparer's letterhead. Tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence is required. Per GLs section 5: 1099 Only Program & IX- Acceptable Evidence of Self-Employed Business	Ok per XXX to accept the proof of S/E and the 1099 as the income figure. Comp factors, XXX FICO, no history of any mortgage lates with seasoning of XXX+ years, XXX% LTV, borrower has owned and lived in subject for XXX+ years, significant cash out after closing, subject in C3 good condition	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80062	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Acknowledged	FCRE1304	Credit	Income 1 Income Trend is Decreasing	Income 1 Income Trend is Decreasing The XXX 1099 provided shows $XXX per month income. The XXX through XXX XXX bank statement provided shows declining monthly income, with no income received in XXX. The bank statement income for the most recent 60 days is not consistent with the 1099. Provide a signed letter of explanation from the borrower to support the decline is temporary. Per GLs Section 5: 1099 Only Program	Ok per XXX to accept the proof of S/E and the 1099 as the income figure. Comp factors, XXX FICO, no history of any mortgage lates with seasoning of XXX+ years, XXX% LTV, borrower has owned and lived in subject for XXX+ years, significant cash out after closing, subject in C3 good condition	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80062	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80062	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal Requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80063	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy Evidence of Hazard Insurance coverage equal to replacement or guaranteed replacement cost. Hazard insurance must be current and show loss payable to XXX dba XXX,XXX. Policy should reference the loan number, borrowers name and address. Only the borrowers on the loan and on title can be named on the hazard insurance policy.			08/29/2024 - HOI coverage acceptable, condition cleared; Hazard Insurance Policy is fully present	08/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80063	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80063	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	08/28/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80064	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Acknowledged	FCRE8201	Credit	Loan does not conform to program guidelines	Number of loans to one borrower exceeded. Subject loan is the XXX one for this borrower. Per Lender GL - Section 3.18: XXX limits the number of open loans with the same borrower, at any one time, to a max of four.			Received an updated ULAW - No new XXX add to pricing does not apply. Ok per XXX for 4+ loans to a single borrower. Comp Factors - XXX FICO, XXX% LTV; borr S/E since XXX; subject in C3 condition.	09/27/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80064	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80064	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80629	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80629	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80629	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/02/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80065	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A property report for XXX, borrower's departure property, shows it is a manufactured home with no lot size, legal description or subject deed transfer. Provide the land lease pay-history for the previous 12 months or document the borrower owns the land and provide the tax bill for the land. GLs 4.15 Determining Mortgage / Rental Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; 09/20/2024 - Condition cleared per lender GLs, not required.
; Land lease pay history, similar to HOA’s, are not an actual mortgage and are not required by guidelines in any mortgage ratings. Per tax bill, borrower owns this property so no rents to speak of, borrower not identifying any space rents and none found online	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80065	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject is vested in XXX, Trustee of XXX dated XX/XX/XXXX. The seller on the purchase contract is XXX. Provide a correct purchase contract with the seller as the vested owner on title. Provide a copy of the Trust. Per GL's 3.24 Purchase / Sales Contract	Property Title Issue Resolved; 09/20/2024 - Condition cleared per lender GLs, not required.
; If seller is the trustee on title, they are allowed to sign the purchase contract as the seller without providing additional information	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80065	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCRE3501	Credit	Borrower 2 residency documentation not provided or issue with documentation	The 1003 shows the borrower is a XXX. The borrowers employment authorization card, social security card (valid for work only), drivers license, and permanent resident card were provided. The guidelines require a non-permanent resident to provide a copy of a XXX, or a permanent resident to have a valid passport from their country of residence. Provide a Lender exception, with 2 compensating factors, to allow a non-permanent resident without a XXX. Per GLs 3.7 Citizenship 3.8 Permanent Resident Alien Borrower 2 residency documentation not provided or issue with documentation.	; Exception provided is with regards to pricing which does not constitute a finding as XXX maintains 100% pricing authority and discretion. Technically, borrower is a XXX since they possess this card, uploading card and updated 1003	09/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80065	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80065	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80067	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80067	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80067	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/11/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80068	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/11/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80068	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80068	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/12/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80069	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The 12 month Bank Statement Program was used. Provide a LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis. Per GLs Section 5; Twelve month Bank Statement Program			09/19/2024 SE Q verified, condition cleared; Income and Employment Meet Guidelines	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80069	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered The reserve requirements of 12 months PITI was not met.			ATR: Reasonable Income or Assets Was Considered	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80069	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows additional properties in the real estate owned section. Provide Homeowners Association statements for; XXX and XXX. Per GLs 6.7 Mortgage Payments for Rental properties			09/19/2024 HOAs verified, condition cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80069	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.			Per KL Approved to match XXX% PAR with XXX-months reserves and <43% DTI. Ok per XXX for XXX months reserves in file, comp factors, XXX FICO, XXX% DTI, no negative credit at all, borr S/E for XXX+ years, sold comparable sales have a very low average DOM	09/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80069	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/06/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80070	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80070	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80070	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/06/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80071	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing complete Section 2a. XXX #XXX and #XXX are not reflected on Final 1003.	09/19/2024 - lender submitted final URLA with all assets, condition cleared; The Final 1003 is Present	09/19/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80071	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80071	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80071	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/04/2024	Resolved	finding-2261	Compliance	NC Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Compliant	09/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80072	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Sellers acquired the subject on XX/XX/XXXX. Provide the HUD to verify the purchase price. Required for primary residence occupancy only when a home is being resold within 180 days of its acquisition by the seller (property flip) when the value has increased > 10% within 90 days or > 20% within 180 days as stipulated in Section 35 of govt regulations.			09/19/2024 - Condition cleared per lender GLs, not required. There are 2 appraisal in file to support value and lender GLs.; Property Title Issue Resolved	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80072	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money check for $XXX was provided. Provide a certified escrow deposit receipt. Per GLs 8.6 Earnest Money and Deposit.			Asset Qualification Meets Guideline Requirements	09/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80072	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/04/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80072	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/04/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80633	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, spouse (vested on title), processor and underwriter were not checked with the exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	10/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80633	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The borrower has been renting since XX/XXXX. A Verification of Rent with an XXX is in the file. A VOR can be accepted from a private party at LTVs of 75% or less. Provide either; bank statements for the last twelve months which consistently show payment made for rent amount, or, Legible copy of twelve (12) months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the 1003. Per GLs 4.19 Verification of Rent Payments	An XXX holding the property with an officer completing the VOR is perfectly acceptable at any LTV as the signor is acting on behalf of the XXX and not just themselves as a private party.	10/23/2024	Document Uploaded. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	10/28/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80633	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80633	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80634	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80634	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80634	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80073	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCOM3666	Compliance	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active The NMLS status for the Loan Officer is not active.	Loan Originator NMLS Status is Active; The broker on this operates business under a federal register and thus the LO does too. Uploading verification
																		09/30/2024 - audit verified broker business license, condition cleared	09/30/2024	Borrower has stable job time - Borrower has XX.X years on job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80073	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Provide signed and dated XXX/XXX Personal and business (1040 & 1120) tax returns. Per GLs Section 5 XI. Self-Employed Borrower- Source of Income: Corporation & IX. Acceptable Evidence of Self-Employed Business			Borrower 1 Tax Returns Are Signed; 09/30/2024 - signed tax returns received, condition cleared	09/30/2024	Borrower has stable job time - Borrower has XX.X years on job.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80073	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing The subject is a Condominium. Provide an HOA Information Letter to verify: Condominium project is not currently involved in any litigation; Total number of units in the project; total number of phases that are not complete;
															Percent of the units sold and conveyed to the unit owners; and percent of the units owner occupied. Percent of units owned by any one entity or individual and if and when the project was conveyed to the unit owners. Monthly HOA fee for subject. Per GLs 10.2 CONDOMINIUM ELIGIBILITY REQUIREMENTS F. Condominium- Document Requirements			HOA Questionnaire Provided; 09/30/2024 - HOA questionnaire completed, condition cleared	09/30/2024	Borrower has stable job time - Borrower has XX.X years on job.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80073	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/10/2024	Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80073	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	finding-2962	Compliance	XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/10/2024	Borrower has stable job time - Borrower has XX.X years on job.	D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80074	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. Missing a Third Party Valuation to support appraised value. The CU Risk Score is 2.8 and no TPV was provided. Lender GL Section 13.1 not met.	Received Field Review report. ; Received Field Review report.	09/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80074	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80074	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/05/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80635	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/03/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80635	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80635	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80076	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject is a High Rise Condominium Project, guidelines require comparable sales to include at a minimum: - One from inside the project tower; and One from outside the project tower. Provide an additional comparable sale from outside the project tower. Per GLS 10.2 Condominium Eligibility Requirements - E.	Property/Appraisal Meets Guidelines; lender - Per the Note at the end of Sec 10.2, we cannot force an appraiser to get an outside comparable as that would be a USPAP violation. It is noted that these are preferences and not requirements
9/20/2024 - Condition cleared per lender GLs, not required.	09/20/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80076	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/04/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80076	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/04/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80078	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% XXX% exceeds 65% max due to Bankruptcy Chapter 7 discharge date of XX/XXXX reflected on credit bureau. No BK papers provided. Subject closed XX/XXXXX. Per Matrix, max 65% LTV with BK < two years and max 80% with BK < three years. Per Lender GL - Section 4.12: Chapter 7 BK aging calculated using discharge date.			Received updated ULAW. Ok per XXX to go to XXX% with loess than a month to go on BK seasoning for this purchase. Comp factors - XXX FICO; no mortgage lates in last XXX+ years; borr S/E for XXX+ years; significant reserves after closing.	09/27/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80078	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/11/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80078	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80079	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report and mortgage statement for the borrower's primary residence are in the file. Provide the Homeowners Association bill to verify the monthly fee. Per GLs 4.15 Determining Mortgage Rating & 7.2 Debt-to-Income Ratio: Monthly Housing Expense	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80079	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Acknowledged	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines The subject is a newer High Rise Condominium Project. The condo questionnaire shows the developer has not turned the Association over to the owners. HOA should be in control – project under Developer or Builder control will be considered on a case-by-case basis only. Provide a Lender exception with 2 compensating factors to approve the Project. Per GLs 10.2 Condominium Eligibility Requirements B. Newer Projects	Ok per XXX to waive proof of receipt of gift from XXX and ok for new condo as-is, comp factors, XXX FICO, no mortgage lates in XXX+ years, XXX% DTI, S/E XXX years, subject is in C1 condition having been built in 2021	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80079	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift letters in the file from XXX for $XXX (source- XXX), and XXX for $XXX (source-XXX). The HUD shows receipt of $XXX onXX/XX/XXXX, and $XXX on XX/XX/XXXX by XXX. Receipt of $XXX on XX/XX/XXXX by XXX. Provide the deposit receipts for; XXX, showing funds originated XXX #XXX. Provide documentation to prove XXX is owner of XXX. Provide the deposit receipt showing the funds were from XXX #XXX per the gift letter. Per GLs: 8.7 Gift Funds: Receipt of Gift Funds & Acceptable Donors	Ok per XXX to waive proof of receipt of gift from XXX and ok for new condo as-is, comp factors, XXX FICO, no mortgage lates in XXX+ years, XXX% DTI, S/E XXX years, subject is in C1 condition having been built in 2021	09/30/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80079	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/17/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
80639	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Acknowledged	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of 43% The borrowers FICO score is XXX; FICOs <625 Max 43% DTI. Per Non Prime Wholesale - Program LTV and Loan Amount Matrix	Document Uploaded. Uploading updated ULAW with comp factors. Uploading XXX decree with XXX reflected on pg 4. Ok per XXX to waive proof of receipt of XXX income and escrow deposit receipt, ok per XXX for DTI at XXX%, comp factors, XXX% LTV, significant reserves after closing, subject is in C3 above average condition.	10/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80639	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Closing Disclosure shows $XXX Earnest Money Deposit. A XXX printout shows $XXX transferred to Checking #XXX on XX/XX/XXXX. Provide the bank statement showing the check/funds cleared with certified escrow deposit receipt. Per GLs 8.6 Earnest Money and Deposit	Document Uploaded. Uploading updated ULAW with comp factors. Uploading XXX decree with XXX reflected on pg 4. Ok per XXX to waive proof of receipt of XXX income and escrow deposit receipt, ok per XXX for DTI at XXX%, comp factors, XXX% LTV, significant reserves after closing, subject is in C3 above average condition.	10/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80639	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Acknowledged	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing The XXX Decree shows the borrower receives open durational XXX of $XXX monthly. Provide Three months personal bank statements which shows the receipt of $XXX each month from the ex-spouse. Provide proof of 3 years continuance for the $1100 monthly XXX. Per GLs Section V. Income Documentational Chart - XXX.	Document Uploaded. Uploading updated ULAW with comp factors. Uploading XXX decree with XXX reflected on pg 4. Ok per XXX to waive proof of receipt of XXX income and escrow deposit receipt, ok per XXX for DTI at XXX%, comp factors, XXX% LTV, significant reserves after closing, subject is in C3 above average condition.	10/25/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80639	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80639	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Investment properties listed on the 1003 require the following; the homeowners Association bills for; XXX and XXX. Provide the hazard insurance for XXX (the borrower's second home). Per GLs 6.7 Mortgage Payments for rental Properties	HOI verified, all pitia cleared.	10/30/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. ; ; All HOAs verified and cleared. File still pending HOI for XXX (the borrower's second home).; Document Uploaded. ; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject is vested in a Trust, provide the XXX Dated XX/XX/XXXX and Amended.	Signor is specifically listed on title, XXX accepts this at face value that she can sign the contract.	10/29/2024	Property Title Issue Resolved; Document Uploaded.	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The 1003 assets was left blank. The Lender provided a list of accounts with funds used for closing. Provide the 1003 to reflect funds for closing. Provide the most recent 2 months bank statements for; XXX #XXX -showing $XXX,#XXX-showing $XXX, #XXX- showing $XXX and #XXX- showing $XXX. Per GLs 8.4 Verification of the seasoning of funds to close is required on loans: − Over 65% LTV / CLTV for consumer transactions.	The deposit matches the contract to the dollar, this is agreeable to XXX to show it is occupied to satisfy 3.41 and 9.2. Please also consider previous responses and docs for this finding. Thank you	11/08/2024	Asset Qualification Meets Guideline Requirements; Document Uploaded. cleared per lender rebuttal; Provide the most recent 2 months bank statements for; XXX #XXX -showing $XXX,#XXX-showing $XXX, #XXX- showing $XXX and #XXX- showing $XXX. Per GLs 8.4 Verification of the seasoning of funds to close is required on loans: − Over 65% LTV / CLTV for consumer transactions; Document Uploaded. cleared per lender rebuttal	11/08/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2024	Resolved	FCRE8611	Credit	Income/Employment General	The CPA Letter in the file verifies the borrowers business. Provide Tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence. Per GLs IX. ACCEPTABLE EVIDENCE OF SELF-EMPLOYED BUSINESS			CPA verified, condition cleared; Document Uploaded.	10/29/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80642	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/09/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance. CU Score 1.1	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report shows no individual tradelines for the co-borrower. There is 1 joint account held with the borrower. A minimum credit depth of three acceptable tradelines aged individually for a 12 month minimum OR two acceptable tradelines aged individually for a 24 month minimum is required. Depth is considered to be the months reviewed as provided on an individual credit line item on the consumer’s tri-merge credit report. Provide a Lender exception with 2 compensating factors to accept the joint tradelines as sufficient credit depth. Per 4.5 Minimum Credit Depth			Housing History Meets Guideline Requirements	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record 2 Does Not Meet G/L Requirements The July statement for XXX #XXX is in the file. Provide the August statement, Verification of the seasoning of funds to close is required on loans: Over 65% LTV / CLTV for consumer transactions. Per GL's 8.4 Verification of Assets / Funds			Asset Record 2 Meets G/L Requirements Or Not Applicable; 10/01/2024 - Uploading XXX XXX #XXX statement as XXX statement expiration was XX/XX and loan funded prior to that	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A Verification of Rent from a private party is provided for rent pay-history. A VOR can be accepted from a private party at LTVs of 75% or less. Provide Bank statements for the last twelve months which consistently show payment made for rent amount, or, legible copy of twelve months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the 1003. In addition, If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: 70% maximum LTV; 43% maximum DTI Per GLs: 4.19 Verification of Rent Payments & 3.13 First Time Home Buyer - Payment Shock/ no renal payments			Uploading updated ULAW with comp factors. Ok per XXX to accept a VOR at XXX% LTV, to waive escrow deposit receipt and being $XXX short on reserves, comp factors, XXX FICO, no negative credit at all, borr S/E for XXX+ years, subject in C2 condition with recent updating; 10/01/2024 - Files are not graded upon B2’s credit, they do not need to show any trades, only a score.	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money check for $XXX is in the file. Provide a copy of the certified escrow deposit receipt. Per GLs 8.6 Earnest money and Deposit			Uploading updated ULAW with comp factors. Ok per XXX to accept a VOR at XXX% LTV, to waive escrow deposit receipt and being $XXX short on reserves, comp factors, XXX FICO, no negative credit at all, borr S/E for XXX+ years, subject in C2 condition with recent updating	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. LTV's greater than 75% require 6 months PITI. The loan has an LTV of XXX%. Provide additional assets sourced 60 days. Per NON-Prime Wholesale - Program LTV and Loan Amount Matrix. Reserve requirements.			Uploading updated ULAW with comp factors. Ok per XXX to accept a VOR at XXX% LTV, to waive escrow deposit receipt and being $XXX short on reserves, comp factors, XXX FICO, no negative credit at all, borr S/E for XXX+ years, subject in C2 condition with recent updating	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80094	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/17/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80648	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Acknowledged	FCRE1182	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. File is missing the Lender's ULAW and Conditional Loan Approval. Please submit for review.			Exception is non-material and graded as level 2/B.	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80648	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80648	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80649	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80649	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80649	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing A P&L completed by a Tax Preparer for XX/XX/XXXX -XX/XX/XXXX is in the file. Provide a Letter from the Tax Preparer to verify the percentage of ownership, how long the business has been active and a statement that they have prepared or reviewed corresponding tax returns for the covered period. Per GLs IX. Acceptable Evidence of Self-Employed Business & P&L Program			Document Uploaded. ; Borrower 1 CPA Letter Provided	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing The paystub dated XX/XX/XXXX and a Written Verification of Employment with year to date income throughXX/XX/XXXX is in the file. Provide the most recent paystub with year to date income, dated within 45 days of closing. The WVOE Program does not permit First Time Home Buyers. If using this program an exception with 2 compensating factors is required for WVOE Program. Per GLs I. Expiration of Credit: Paystubs & V. Income Documentation Chart-Wage Earner			Document Uploaded. ; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals XXX)	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1390	Credit	Borrower 3 Paystubs Missing	Borrower 3 Paystubs Missing The income documentation for Borrower 3 is a XXX statement dated XX/XX/XXXX and a Written Verification of Employment with year to date income through XX/XX/XXXX. The Guidelines require a VOE verifying earnings for most recent one or two years through current year-to date & current pay stub; OR W-2 for most recent one or two years & current pay stub reflecting year-to-date earnings. Provide an Exception with 2 compensating factors to approve the Bank Statement in place of a current paystub. In addition, provide the most recent Bank Statement with income deposits supporting the monthly income, dated within 45 days of closing. The WVOE Program does not permit First Time Home Buyers. An exception with 2 compensating factors is required if using the WVOE Program. Per GLs I. Expiration of Credit: Paystubs Per GLs V. Income Documentation Chart-Wage Earner, Written Verification of Employment Program& 3.13 First Time Home Buyer

																Sec 3.9 allows an ITIN borrower to provide bank statements in lieu of a paystub as an alternate form of full doc. This is different than the WVOE program and no exception is needed	10/29/2024	Borrower XXX Paystubs Provided or Not Applicable (Number of Borrowers equals XXX); Document Uploaded. Condition cleared per lender rebuttal /GLs, not required	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements XXX #XXX July statement is in the file. Guidelines require most recent two months consecutive statements for LTVs >65%. Provide the XXX XXX bank statement. Per GLs 8.4 Verification of Assets / Funds & I. Expiration of Credit : Bank Statements	XXX #XXX is not included on the asset summary and was not used for closing funds.	10/29/2024	Asset Record 3 Meets G/L Requirements Or Not Applicable; Document Uploaded. Condition cleared per lender rebuttal /GLs, not required	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX #XXX statement shows $XXXwithdrawal on XX/XX/XXXX to XXX for the earnest money deposit. Provide a certified escrow deposit receipt. Per GLs 8.6 Earnest Money and Deposit			Asset Qualification Meets Guideline Requirements; Document Uploaded. lender provided XXX XXX receipt, condition cleared	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Lender exception to allow P&L Program for a FTHB with no rental pay history, requires 6 months PITI in reserves. Provide most recent Bank statements to show $XXX available for reserves. Or, provide Lender exception to allow 3 months reserves with the P&L Program for a FTHB with no rent pay history.			Document Uploaded. Ok per XXX to use P&L w/o rental history w/6-months reserves & no gift. No pricing adustments. . Ok per XXX for 3 months reserves, comp factors, XXX FICO, XXX% LTV, all borrowers on the job for at least 3 years, subject is a C1 2024 new build from XXX..	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The P&L Program was used for the borrowers income. The Borrower has been living rent free since 2007. The P&L Program is not available to First Time Home Buyers (FTHB's) without a rental history. The Lender provided an exception with the requirement of 6 months PITI in reserves and no gift funds.			Exception is non-material and graded as level 2/B.	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80650	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	finding-2962	Compliance	XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80651	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report showing all parties checked			All Interested Parties Checked against Exclusionary Lists; Final fraud report received, all parties cleared.	10/17/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80651	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/24/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80651	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/23/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	Non QM Loan This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/24/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1495	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified The CPA letter is in file to verify B1's self-employment; however, documentation to verify the CPA or their business is not in file. Guideline section IX. Acceptable Evidence of Self-Employed Business states when the tax preparer's letter is provided to verify the business, the tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence.	CPA Verification received, condition cleared; ATR: Current Employment Was Verified	09/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements 15 months of rental history are verified in file. An approved exception is in file to allow use of the rent history on file for VOR; however, there are no compensating factors noted. The Non-Prime Wholesale Rate Sheet XX/XX/XXXX reflects the housing history must be 0x30 over last 24-months.	OK per mgmt to use the rent history on file for VOR, comp factors, XXX FICO, no negative credit at all, XXX% DTI, subject in C3 condition..	09/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80098	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80099	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/03/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required - Missing Initial CD This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	initial CD provided; Exception resolved; initial CD provided; Exception resolved	09/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80099	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80099	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80164	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/18/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines License in file for borrower's SE business expired XX/XX/XXXX. Lender to provide an unexpired license for XXX.	The operating agreement is dated XX/XX/XXXX in the first paragraph, as it was not required to be recorded it is unexecuted but still acceptable to XXX as well as the initial filing. Borrower is the sole member and owner so there are no other parties needed to validate his percentage of ownership. XXX does not place an expiration of proof of entity formation. Loan closed within XXX guidelines and standard practices	10/25/2024	Income and Employment Meet Guidelines; 10/25/2024 - cleared per lender rebuttal, lender attests docs in file are sufficient. ; Document Uploaded. ; 10/08/2024 - 1. State of XXX license submitted expired XX/XX/XXXX. 2. Operating Agreement dated XX/XX/XXXX is not signed or dated. These documents do not meet the lender's guidelines for verification of self employment.	10/25/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80164	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Mortgage being paid off is not reporting on the borrower's credit report. XXX bank statements in file show monthly mortgage payments for 10 out of 12 months. File is missing mortgage payment history for XXX and XXX.			Housing History Meets Guideline Requirements; 10/08/2024 - Missing mortgage statements provided, condition cleared.	10/25/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80164	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/17/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			compliant	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80164	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			compliant	09/18/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80658	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80658	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80658	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80663	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX #XXX shows a wire of $XXX for the Earnest Money Deposit. Provide a certified escrow deposit receipt for $XXX.
Per GLs 8.6 Earnest Money and Deposit	Document Uploaded. Ok per XXX for waiving XXX with it being on the CD, comp factors, XXX FICO, XXX% LTV OO purchase, significant reserves after closing, XXX% DTI	10/23/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80663	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of 0% exceeds the lender guidelines tolerance for payment shock. XXX will consider loans for First Time Home Buyers (“FTHB”) provided they do not have, for a primary residence purchase, a payment shock of greater than three times (3X) that of their current rental payment. The payment shock exceeds 3 times the current rent of $XXX. There is a Lender exception in the file. Per GLs 3.13	Exception is non-material and graded as level 2/B.	09/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80663	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80663	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Final URLA is missing a full 2 year housing history.			The Final 1003 is Present; Uploading updated 1003 09/25/2024 - 2 year housing history updated, condition cleared	09/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide income calculation worksheet completed by XXX UW. The copy in the file was completed by the broker. The copy in the file shows disallowed deposits that exceed total deposits for Months XXX, XXX and XXX. XXX to explain how disallowed deposits in these months can exceed total deposits into the account.			Income and Employment Meet Guidelines; Uploading XXX completed by XXX and updated 1003 income figure, broker calculation contained several errors. 09/25/2024 - income calc reviewed and cleared.	09/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements There are only 3 month total verified housing history for the borrower. Borrower recently purchased a primary house and only 3 payments have been made. Mortgage is not reporting on credit yet. There is no other VOM or VOR in the file for previous housing and the final URLA does not list any other housing. File is missing a full 12 month VOR/ VOM history as required per lender GLs.	09/25/2024 - Uploading 3 month ledger with XXX and updated ULAW with comp factors. Ok per XXX for partial rating as none was available, comp factors, XXX FICO, borr S/E XXX+ years, significant reserves after closing, subject in C3 condition with very recent
																		updating	09/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	finding-2962	Compliance	XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80107	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80664	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing Post Disaster Inspection due to FEMA Declaration #XXX for subject's county. Appraisal completed XX/XX/XXXX, disaster declared XX/XX/XXXX.	Property Inspection Provided.; Document Uploaded. Post disaster inspection received, no XXX damage.	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80664	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Missing full six months Reserves, short $XXX. A $XXX Seller Credit on Underwriting Loan Approval Worksheet was not reflected on Purchase Contract or Final CD. Per Lender Matrix, six months required for LTV > 75% < 85%.	Document Uploaded. Ok per XXX for being short less than a month on reserves, comp factors, XXX FICO, no mortgage lates reporting, borr S/E for XXX+ years	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80664	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80108	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing VVOE for B2, to be dated 10 business days prior to Note date.	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX); ; 10/09/2024 - VOE Received for review and cleared; 09/30/2024 - VOE received is for XXX and shows the borrower is not longer employed as of XX/XX/XXXX. Lender to provide final VOE for most recent employer listed on URLA and used to qualify.	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80108	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing $XXX Gift information.	XXX cash gift added to final urla, condition cleared; The Final 1003 is Present	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80108	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Qualifying income not supported for either borrower. YTD method was utilized but that is not most conservative approach and previous year base doesn't support. Missing a more detailed Income Calculation Worksheet if Overtime or Other streams were utilized or employment letters indicating both borrowers' base rate recently increased.	Income and Employment Meet Guidelines; 09/30/2024 - Condition cleared per lender GLs, not required to use YTD inome.	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80108	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80108	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/10/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80665	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Missing full 12 months Reserves for LTV exceeding 85%. Loan closed at XXX%. Ok, per XXX, for six months instead of 12; however, missing minimum of two compensating factors prior to DD Firm acknowledging.			Document Uploaded. Ok per XXX Comp factors, XXX FICO, XXX% DTI, full doc, subject in C2 condition with extensive recent updating	10/25/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80665	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80665	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80666	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FCRE1158	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The HOI declarations page in file does not reflect the amount of coverage for the subject property. Guideline section 23.40 Hazard Insurance states all hazard insurance policies must comply with the following: B. Coverage Requirements which states the policy must be written for a minimum of fire and special form coverage, which must cover all unit, garages, outbuildings, etcetera by direct mention of allowance in the policy. The acceptable threshold for hazard insurance coverage must be equal to the lesser of (i) 100% of the insurable value of the improvements, as established by the property insurer (or Appraiser) using a Replacement Cost Estimator (RCE), or (ii) the unpaid principal balance of the mortgage, as long as it is at improvement(s) on the RCE for damage or loss on a replacement cost basis.			Updated HOI policy provided Cleared Y condition cleared, coverage acceptable; Hazard Insurance Policy is fully present; Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80666	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $ is less than required coverage required The HOI declarations page in file does not reflect the amount of coverage for the subject property. Guideline section 23.40 Hazard Insurance states all hazard insurance policies must comply with the following: B. Coverage Requirements which states the policy must be written for a minimum of fire and special form coverage, which must cover all unit, garages, outbuildings, etcetera by direct mention of allowance in the policy. The acceptable threshold for hazard insurance coverage must be equal to the lesser of (i) 100% of the insurable value of the improvements, as established by the property insurer (or Appraiser) using a Replacement Cost Estimator (RCE), or (ii) the unpaid principal balance of the mortgage, as long as it is at improvement(s) on the RCE for damage or loss on a replacement cost basis.			Updated HOI policy provided Cleared Y condition cleared, coverage acceptable ; Hazard Insurance coverage meets guideline requirement; Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80666	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	finding-2838	Compliance	XXX HOEPA Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
															While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80666	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80666	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80670	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80670	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80670	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/01/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80671	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The file contains an initial CD dated and signed on XX/XX/XXXX, however consummation was on XX/XX/XXXX which is less than 3 business days.	initial CD and receipt date provided; Exception resolved; initial CD and receipt date provided; Exception resolved; Document Uploaded.	10/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80671	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80671	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/04/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80673	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80673	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80673	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80674	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80674	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	finding-2623	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX XXX higher-priced mortgage loan test. ( XXX XXX 09.03.06.02B(13) , XXX 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations (XXX).

While the XXX XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80674	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80674	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/07/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80680	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FCRE1469	Credit	Asset 3 Missing	Asset 3 Missing The 1003 shows a $XXX gift. A gift letter is required on all gifts and must include: reflect the borrower’s name; reflect the Donor's name, address and phone number; reflect the Donor's relationship to the borrower; disclose the source of the gift funds; indicated the dollar amount of the gift; include a statement that the person receiving the gift is not obligated to repay the dollar amount of the gift; not made available to the donor from any person or entity with an interest in the sale of the property including the seller, real estate agent or broker, builder, loan officer, or any entity associated with them.”; and signed and dated by the Donor and Borrower. Per GLs 8.7 Gift Funds	Uploading updated 1003 as the gift item on the 1003 was an error	10/24/2024	Asset 3 Provided Or Not Applicable; Document Uploaded. 1003 with no gift fund received, condition cleared	10/29/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80680	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The purchase contract shows XXX was added as a Buyer on XX/XX/XXXX. Provide updated contract showing he was removed from the purchase contract.	Property Title Issue Resolved; Document Uploaded. Contract Addendum submitted show non-borrower removed, condition cleared.	10/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80680	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80680	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/02/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80681	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Provide a verbal verification of employment for the co-borrower conducted by XXX within 72 hours prior to funding. Per GLs Expiration of Credit	Ok per XXX for the VVOE to be 4 days prior to closing, comp factors, XXX FICO, no history of any mortgage lates, XXX% DTI, borr S/E XXX+ years.	10/22/2024	Document Uploaded. ;	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80681	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80681	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80682	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 REO section shows a second home at ; XXX and lists a mortgage with XXX. Provide the Final CD or mortgage statement with tax and insurance. Per GLs 4.15 Determining Mortgage Rating.
Uploading CD from other XXX loan	10/22/2024	Document Uploaded. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Verified PITIA for additional XXX loan, condition cleared	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80682	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Provide a verbal verification of employment with XXX and Employments, within 72 hours prior to funding. Per GLs Expiration of Credit	Uploading VVOE completed within 3 business days of closing	10/22/2024	Document Uploaded. ; Income and Employment Meet Guidelines; VOE verified and cleared	10/22/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80682	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80682	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	09/25/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80686	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The borrower is self-employed, and the Twelve Month Bank Statement Program was used for income. Provide 1 of the following to support the borrower's self-employed business; Copy of the business license covering the current business year as of the date of the application. Copy of the Articles of Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date. Signed letter from the borrower's tax preparer explaining: tax preparer's relationship to the business; personal knowledge of the length of time the business has been in existence; and percentage of borrower’s ownership in the business entity. Per IX Acceptable Evidence of Self-Employed Business	Borrower 1 3rd Party VOE Prior to Close Was Provided; Document Uploaded. CPA Letter received and cleared	10/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80686	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing The Lender used 25% expense factor to calculate the income. Provide a CPA Letter that directly states the experienced overhead
for Applicant’s business. Per GLs Twelve Month Bank Statement Program.	Borrower 1 CPA Letter Provided; ; Document Uploaded. ; CPA Letter received. Lender to provide 3rd party verification for the CPA and their license.	10/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80686	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Two HELOCs; Figure HELOC #XXX $XXX and Figure HELOC #XXX $XXX, were paid with the proceeds. Provide signed close/freeze Letter's for each HELOC.	Property Title Issue Resolved; Document Uploaded. title issue cleared, HELOCs frozen; Document Uploaded. CPA verification received and cleared	10/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80686	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80686	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/26/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80687	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80687	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80687	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/01/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80692	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80692	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80692	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/30/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80693	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Missing Completion Report. Appraisal was completed 'subject-to' installation of XXX and new XXX. Pictures of completed installation, for both, were provided; however, doesn't meet Lender GL Section 14.16: Satisfactory Completion Certificate.	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable; Document Uploaded. 11/11/2024 - Appraisal Update/ Completion report received and cleared. ; Document Uploaded. Received copy of the appraiser's email and photos showing the work was completed; but the Appraisal Update and/or Completion report (Form 1004D) not provided. Current documentation doesn't meet Lender GL Section 14.16: Satisfactory Completion Certificate (Form 1004D).	11/11/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80693	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80693	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/07/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80694	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80694	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80694	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/26/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80694	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/26/2024	Resolved	finding-2962	Compliance	XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/27/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX statement #XXX shows $XXX in earnest money sent to escrow on XX/XX/XXXX. Provide a certified escrow deposit receipt. Per GLs 8.6 Earnest money and Deposit.
															II. The wire confirmation of $XXX sent for closing on XX/XX/XXXX shows the origination Bank is XXX #XXX. Provide most recent Bank statements for XXX #XXX. Per GLs 8.5 Deposit Accounts & 8.4 Verification of Assets / Funds			Document Uploaded. Ok per XXX to waive the escrow deposit receipt, comp factors, XXX FICO, full doc, XXX% DTI, subject in C3 well maintained & good condition	10/23/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% A letter from the borrower states he has been living with his parents rent free. If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. A Lender exception to approve XXX% LTV is in the file.			Exception is non-material and graded as level 2/B.	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% A letter from the borrower states he has been living with his parents rent free. If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. A Lender exception to approve XXX% LTV is in the file.			Exception is non-material and graded as level 2/B.	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% A letter from the borrower states he has been living with his parents rent free. If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve (12) consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. A Lender exception to approve XXX% LTV is in the file.			Exception is non-material and graded as level 2/B.	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80695	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80696	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80696	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80696	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80696	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/04/2024	Resolved	finding-2962	Compliance	XXX 260 Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
															While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80698	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required: Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or valid COC. The Zero tolerance violation in the amount of $XXX due to the Appraisal increase on Final CD XX/XX/XXXX	Cure provided at consummation indicated by settlement statement; exception resolved; Cure provided at consummation indicated by settlement statement; exception resolved; Document Uploaded.	10/09/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80698	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80698	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/03/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80708	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80708	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80708	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/30/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, processor and underwriter were not checked with the exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. Final fraud report received, all parties cleared.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The purchase contract Buyer's are; XXX and XXX.. The Earnest Money Deposit was wired from XXX. The contract, Section 3 E(3) Occupancy Type is marked Investment. A contract addendum #2 removes XXX as buyer, with the borrower acting as authorized agent for XXX. There is a written statement from the Loan Officer to explain why the borrower paid $XXX to XXX, as reimbursement for EMD. Provide a signed letter of explanation from the borrower, for the reason the subject changed from investment to primary residence.	Moving from NOO to OO would make the file a TRID file and subject to full disclosures and ATR. This more stringent qualification is typically not questioned as the qualification bar is set higher, borrower is free to change occupancy from NOO to OO without justification	10/23/2024	Document Uploaded. ; Intent of borrower's occupancy supported; Condition cleared per lender rebuttal /GLs, not required	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete XXX is listed as Buyer on the Purchase Contract. Provide a sales addendum showing the Buyer as XXX, to match the 1003, Note and Mortgage/DOT. Per 3.24 Purchase / Sales Contract.	Document Uploaded. ; Purchase Contract Doc is complete.; Amended escrow instructions received, br is a XXX. Condition cleared	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A verification of Rent, (XXX - XXX,) for 17 months pay-history was provided. However, 24 month (0*30) housing pay-history is required when waiving escrows. Provide the borrower's rental payment history covering the last 24 months; Verification of Rent or a rating from credit reporting agency if from rental agency, Bank statements for the last twelve months which consistently show payment made for rent amount, or, Legible copy of twelve months canceled checks (front and back) amount of checks must be consistent and match the amount of monthly rent reflected on the 1003. Per GLs Non-Prime Wholesale - Program LTV and Loan Amount Matrix & GLs 4.19 Verification of Rent Payments	Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX to take a rating less than 0x24 to waive escrows, comp factors, XXX FICO, XXX% DTI, borr S/E XXX+ years.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80712	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80714	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Acknowledged	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed	Document Uploaded. Ok per XXX to waive singed tax returns, comp factors, XXX FICO, no negative credit at all, full doc, XXX % DTI	10/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80714	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/07/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80714	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/08/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80715	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80715	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80715	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2024	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A Payment activity statement for Chase-Business account shows $XXXto XXX from XXX-XXX (15 months). There is no account holder name or account number provided on the activity statement. Provide the borrower's bank statements which show the rent payments made from the borrower's account for 24 months. A 24 month housing payment showing 0*30 is required due to impounds waived. If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: 70% maximum LTV; and 43% maximum DTI. Per GLs 3.13 First Time Home Buyer & Non-Prime Wholesale - Program LTV and Loan Amount Matrix: Waived Impounds			Document Uploaded. Ok per XXX to waive impounds at XXX% LTV, Ok per XXX for over XXX NSFs comp factors and to accept rating as-is at XXX% DTI, XXX FICO, borr S/E for almost XXX years, significant reserves after closing, both bathrooms have been completed remodeled..	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 80% The Underwriting Worksheet noted the escrows were waived with no price adjustment. However, waived impounds require a maximum LTV/CLTV of 80%. Provide a Lender exception with 2 compensating factors to approve XXX% LTV/CLTV. Per Non Prime Wholesale - Program LTV and Loan Amount Matrix			Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 80% The Underwriting Worksheet noted the escrows were waived with no price adjustment. However, waived impounds require a maximum LTV/CLTV/HCLTV of 80%. Provide a Lender exception with 2 compensating factors to approve XXX% LTV/CLTV/HCLTV. Per Non Prime Wholesale - Program LTV and Loan Amount Matrix			Document Uploaded.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 80% The Underwriting Worksheet noted the escrows were waived with no price adjustment. However, waived impounds require a maximum LTV/CLTV/HCLTV of 80%. Provide a Lender exception with 2 compensating factors to approve XXX% LTV/CLTV/HCLTV. Per Non Prime Wholesale - Program LTV and Loan Amount Matrix			Document Uploaded. Ok per XXX to waive impounds at XXX% LTV, Ok per XXX for over XXX NSFs comp factors and to accept rating as-is at XXX% DTI, XXX FICO, borr S/E for almost XXX years, significant reserves after closing, both XXX have been completed remodeled..	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The 12 month Bank Statement Program was used to calculate income. The bank statements show a total of XXX overdrafts in the 12 month period. The Max six (6) NSF checks in the last twelve (12) months for an XXX% LTV. Provide a Lender exception with 2 compensating factors to approve use of the income. Per GLs Alternative Documentation / TWELVE MONTH BANK STATEMENT PROGRAM			Document Uploaded. Ok per XXX to waive impounds at XXX% LTV, Ok per XXX for over XXX NSFs comp factors and to accept rating as-is at XXX% DTI, XXX FICO, borr S/E for almost XXX years, significant reserves after closing, both XXX have been completed remodeled..	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/01/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80721	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/01/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80725	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The earnest money receipt of $XXX from XXX is in the file. Provide a copy of the earnest money check or bank statement showing the check cleared the borrower's account. Per GLs 8.6 Earnest Money and Deposit	Document Uploaded. EMD receipt shows BR name and bank, ok to clear; Asset Qualification Meets Guideline Requirements	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80725	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Acknowledged	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements The closing disclosure from the sale of XXX shows proceeds of $XXX. Provide verification that the net proceeds from the sale are either held in escrow / title or on deposit in the borrower’s account must be obtained. Per GLs 8.14 Sale of Real Property	Asset Record 3 Does Not Meet G/L Requirements Ok per XXX to waive documenting the receipt of funds from sale of property, comp factors, XXX FICO, XXX% LTV OO purchase, XXX% DTI, subject in C3 condition.	10/23/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80725	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/27/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80725	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/30/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
80726	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing File is missing CPA Verification.			Borrower 1 CPA Letter Provided; Document Uploaded. CPA verification received, condition cleared; Document Uploaded. Lender to provide 3rd party CPA license verification for XXX PITIN: XXX	11/04/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80726	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	PML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80726	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/26/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80729	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80729	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80729	XXXXX	XXXXX	XXX	XXXXX	XX/XX/XXXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/09/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A